UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way 3rd Floor Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Eric S. Bergeson Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.8%

	Airlines 0.7%
128,011	Allegiant Travel Co.	$12,829,263

	Application Software 12.7%
513,501	Altair Engineering, Inc., Class A*	14,162,358
478,741	DocuSign, Inc.*	19,187,939
651,048	Envestnet, Inc.*	32,025,051
308,234	Five9, Inc.*	13,475,990
471,555	Guidewire Software, Inc.*	37,832,858
358,642	Paylocity Holding Corp.*	21,593,835
464,327	Q2 Holdings, Inc.*	23,007,403
213,175	Tyler Technologies, Inc.*	39,612,178
142,741	Ultimate Software Group, Inc. (The)*	34,952,989

		235,850,601

	Asset Management & Custody Banks 1.7%
850,123	Hamilton Lane, Inc., Class A	31,454,551

	Automotive Retail 4.0%
1,372,067	Camping World Holdings, Inc., Class A	15,737,608
843,509	Monro, Inc.	57,991,244

		73,728,852

	Biotechnology 2.0%
1,889,430	Abcam plc (United Kingdom)	26,250,111
957,384	Sangamo Therapeutics, Inc.*	10,990,768

		37,240,879

	Building Products 3.1%
977,473	Trex Co., Inc.*	58,022,797

	Commercial Printing 1.8%
325,217	Cimpress N.V.*	33,633,942

	Consumer Finance 2.3%
111,090	Credit Acceptance Corp.*	42,409,718

	Data Processing & Outsourced Services 3.9%
702,803	Euronet Worldwide, Inc.*	71,952,971

	Distributors 3.0%
380,187	Pool Corp.	56,514,798

	Diversified Banks 1.4%
9,378,173	City Union Bank Ltd. (India)	25,992,645

	Diversified Support Services 5.1%
1,036,527	Copart, Inc.*	49,525,260
1,143,866	Healthcare Services Group, Inc.	45,960,536

		95,485,796

	General Merchandise Stores 2.1%
594,016	Ollie’s Bargain Outlet Holdings, Inc.*	39,508,004

	Health Care Equipment 2.3%
582,223	Cantel Medical Corp.	43,346,502

	Health Care Facilities 1.8%
877,503	Ensign Group, Inc. (The)	34,038,341

	Health Care Supplies 2.0%
658,587	Neogen Corp.*	37,539,459

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Home Improvement Retail 1.0%
707,786	Floor & Decor Holdings, Inc., Class A*	$18,331,657

	Industrial Machinery 10.9%
1,159,177	Altra Industrial Motion Corp.	29,153,302
1,064,664	Barnes Group, Inc.	57,087,284
400,716	Kadant, Inc.	32,642,325
424,962	RBC Bearings, Inc.*	55,712,518
855,167	Sun Hydraulics Corp.	28,382,993

		202,978,422

	Industrial REITs 2.4%
3,522,940	Monmouth Real Estate Investment Corp.	43,684,456

	Internet & Direct Marketing Retail 1.0%
195,899	Wayfair, Inc., Class A*	17,646,582

	IT Consulting & Other Services 3.9%
340,521	EPAM Systems, Inc.*	39,503,841
601,682	InterXion Holding N.V.* (Netherlands)	32,587,097

		72,090,938

	Leisure Facilities 1.7%
593,193	Planet Fitness, Inc., Class A*	31,807,009

	Life Sciences Tools & Services 4.3%
448,477	ICON plc* (Ireland)	57,947,713
394,860	Medpace Holdings, Inc.*	20,899,940

		78,847,653

	Managed Health Care 1.2%
386,725	HealthEquity, Inc.*	23,068,146

	Personal Products 1.1%
341,325	Nu Skin Enterprises, Inc., Class A	20,933,462

	Regional Banks 8.1%
1,013,416	Eagle Bancorp, Inc.*	49,363,494
430,841	Independent Bank Corp.	30,292,431
1,036,140	Metro Bank plc* (United Kingdom)	22,358,838
295,626	Texas Capital Bancshares, Inc.*	15,103,532
688,458	Webster Financial Corp.	33,934,095

		151,052,390

	Semiconductors 2.7%
435,797	Monolithic Power Systems, Inc.	50,661,401

	Specialty Chemicals 2.8%
655,075	Balchem Corp.	51,325,126

	Specialty Stores 2.3%
407,350	Five Below, Inc.*	41,680,052

	Systems Software 1.7%
365,895	Proofpoint, Inc.*	30,665,660

	Trading Companies & Distributors 1.2%
393,225	SiteOne Landscape Supply, Inc.*	21,733,546

	Trucking 3.6%
1,115,380	Knight-Swift Transportation Holdings, Inc.	27,962,577
311,699	Old Dominion Freight Line, Inc.	38,491,709

		66,454,286

	Total Common Stocks (cost $1,455,107,981)	1,852,509,905

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.3%

	Repurchase Agreement 0.3%
$5,666,227	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $5,780,000 of United States Treasury Notes 2.625% due 12/31/25; value: $5,780,000; repurchase proceeds: $5,666,384 (cost $5,666,227)	$5,666,227

	Total Short-Term Investments (cost $5,666,227)	5,666,227

	Total Investments (cost $1,460,774,208) 100.1%	1,858,176,132
	Liabilities less Other Assets (0.1%)	(2,567,199)

	NET ASSETS 100.0%	$1,855,608,933

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2018, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	1.4
Ireland	3.1
Netherlands	1.8
United Kingdom	2.6
United States	91.1

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.8%

	Apparel, Accessories & Luxury Goods 2.2%
14,627	Page Industries Ltd. (India)	$5,243,009

	Auto Parts & Equipment 5.8%
506,593	Endurance Technologies Ltd. (India)	9,215,762
1,289,261	Minda Corp. Ltd. (India)	2,733,089
19,335	WABCO India Ltd. (India)	1,911,317

		13,860,168

	Building Products 2.6%
555,174	Kajaria Ceramics Ltd. (India)	3,940,252
510,611	Somany Ceramics Ltd. (India)	2,387,947

		6,328,199

	Commodity Chemicals 6.2%
1,643,775	Berger Paints India Ltd. (India)	7,770,937
592,812	Gulf Oil Lubricants India Ltd. (India)	6,971,262

		14,742,199

	Consumer Finance 7.6%
478,855	Bajaj Finance Ltd. (India)	18,114,389

	Department Stores 6.0%
386,245	V-Mart Retail Ltd. (India)	14,356,596

	Diversified Banks 7.6%
1,395,633	City Union Bank Ltd. (India)	3,868,151
386,713	HDFC Bank Ltd. (India)	11,753,162
306,999	RBL Bank Ltd. (India)	2,528,460

		18,149,773

	Diversified Chemicals 4.1%
610,266	Pidilite Industries Ltd. (India)	9,691,355

	Electrical Components & Equipment 4.4%
993,054	Amara Raja Batteries Ltd. (India)	10,562,089

	Financial Exchanges & Data 1.6%
170,920	CRISIL Ltd. (India)	3,931,784

	Health Care Services 3.8%
704,423	Dr. Lal PathLabs Ltd. (India)	9,181,261

	Hotels, Resorts & Cruise Lines 1.2%
578,680	Byke Hospitality Ltd. (The) (India)	538,769
2,325,824	Lemon Tree Hotels Ltd.* (India)	2,446,921

		2,985,690

	Housewares & Specialties 0.4%
341,669	LA Opala RG Ltd. (India)	1,070,545

	Industrial Conglomerates 2.1%
17,188	3M India Ltd.* (India)	5,122,056

	Industrial Machinery 3.0%
1,928,223	Elgi Equipments Ltd. (India)	7,236,187

	Interactive Media & Services 2.5%
289,621	Info Edge India Ltd. (India)	5,948,815

	Internet & Direct Marketing Retail 2.1%
209,258	MakeMyTrip Ltd.* (India)	5,091,247

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	IT Consulting & Other Services 3.3%
323,686	Larsen & Toubro Infotech Ltd. (India)	$7,982,153

	Life & Health Insurance 2.1%
606,938	ICICI Prudential Life Insurance Co. Ltd. (India)	2,814,961
354,899	Max Financial Services Ltd.* (India)	2,258,818

		5,073,779

	Life Sciences Tools & Services 4.1%
464,077	Divi’s Laboratories Ltd. (India)	9,845,891

	Packaged Foods & Meats 3.0%
163,042	Britannia Industries Ltd. (India)	7,286,271

	Personal Products 4.4%
663,684	Godrej Consumer Products Ltd. (India)	7,709,629
20,046	Procter & Gamble Hygiene & Health Care Ltd. (India)	2,839,718

		10,549,347

	Pharmaceuticals 0.5%
291,669	Amrutanjan Health Care Ltd. (India)	1,208,621

	Property & Casualty Insurance 5.3%
1,028,866	ICICI Lombard General Insurance Co. Ltd. (India)	12,703,323

	Regional Banks 4.5%
1,045,081	AU Small Finance Bank Ltd. (India)	9,273,475
189,674	Bandhan Bank Ltd. (India)	1,496,962

		10,770,437

	Specialty Chemicals 1.2%
140,325	Asian Paints Ltd. (India)	2,751,628

	Thrifts & Mortgage Finance 8.8%
448,409	Aavas Financiers Ltd.* (India)	5,513,667
610,133	GRUH Finance Ltd. (India)	2,765,983
454,242	Housing Development Finance Corp. Ltd. (India)	12,785,011

		21,064,661

	Total Common Stocks (cost $194,012,278)	240,851,473

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.5%

	Repurchase Agreement 0.5%
$1,196,514	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $1,225,000 of United States Treasury Notes 2.625% due 12/31/25; value: $1,225,000; repurchase proceeds: $1,196,547 (cost $1,196,514)	$1,196,514

	Total Short-Term Investments (cost $1,196,514)	1,196,514

	Total Investments (cost $195,208,792) 101.3%	242,047,987
	Liabilities less Other Assets (1.3%)	(3,013,857)

	NET ASSETS 100.0%	$239,034,130

	*Non-income producing. See Notes to Schedules of Investments.

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2018, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.9%

	Airport Services 4.1%
98,526	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$802,878
58,968	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	889,452

		1,692,330

	Apparel, Accessories & Luxury Goods 2.6%
2,918	Page Industries Ltd. (India)	1,045,949

	Biotechnology 4.5%
3,553	Medytox, Inc. (Korea)	1,846,371

	Consumer Finance 7.1%
76,695	Bajaj Finance Ltd. (India)	2,901,260

	Diversified Banks 10.7%
57,636	HDFC Bank Ltd. (India)	1,751,700
105,776	Kasikornbank Public Co. Ltd. (Thailand)	600,067
790,464	PT Bank Central Asia Tbk (Indonesia)	1,429,513
39,343	TCS Group Holding plc GDR (Russia)	612,177

		4,393,457

	Diversified Chemicals 1.7%
43,501	Pidilite Industries Ltd. (India)	690,820

	Drug Retail 3.5%
97,766	Raia Drogasil S.A. (Brazil)	1,440,066

	Electrical Components & Equipment 2.2%
85,497	Amara Raja Batteries Ltd. (India)	909,343

	Food Retail 4.5%
10,172	BGF Retail Co. Ltd. (Korea)	1,856,700

	Health Care Equipment 1.8%
771,116	Microport Scientific Corp. (China)	758,265

	Home Furnishings 1.2%
61,814	Nien Made Enterprise Co. Ltd. (Taiwan)	473,511

	Household Appliances 2.6%
200,000	Techtronic Industries Co. Ltd. (Hong Kong)	1,062,512

	Human Resource & Employment Services 2.7%
17,693	51job, Inc. ADR* (China)	1,104,751

	Industrial Machinery 2.0%
176,901	Weg S.A. (Brazil)	799,814

	Interactive Media & Services 4.2%
43,425	Tencent Holdings Ltd. (China)	1,741,326

	Internet & Direct Marketing Retail 11.6%
12,944	Alibaba Group Holding Ltd. ADR* (China)	1,774,234
47,164	Ctrip.com International Ltd. ADR* (China)	1,276,258
36,466	MakeMyTrip Ltd.* (India)	887,218
2,828	MercadoLibre, Inc. (Brazil) *	828,180

		4,765,890

	Life & Health Insurance 3.6%
66,023	Discovery Ltd. (South Africa)	733,262
156,718	ICICI Prudential Life Insurance Co. Ltd. (India)	726,854

		1,460,116

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Packaged Foods & Meats 8.6%
27,354	Britannia Industries Ltd. (India)	$1,222,437
74,400	M Dias Branco S.A. (Brazil)	821,601
391,393	Vitasoy International Holdings Ltd. (China)	1,491,997

		3,536,035

	Personal Products 4.7%
98,322	Godrej Consumer Products Ltd. (India)	1,142,149
780	LG Household & Health Care Ltd. (Korea)	770,886

		1,913,035

	Property & Casualty Insurance 3.3%
107,871	ICICI Lombard General Insurance Co. Ltd. (India)	1,331,874

	Semiconductors 5.8%
55,297	ASPEED Technology, Inc. (Taiwan)	1,062,975
88,959	Silergy Corp. (Taiwan)	1,309,091

		2,372,066

	Specialty Chemicals 3.0%
61,654	Asian Paints Ltd. (India)	1,208,971

	Thrifts & Mortgage Finance 0.9%
28,235	PNB Housing Finance Ltd. (India)	374,054

	Total Common Stocks (cost $35,509,502)	39,678,516

	PREFERRED STOCKS 2.7%

	Diversified Banks 2.7%
114,843	Banco Davivienda S.A., 2.59% (Colombia)	1,093,440

	Total Preferred Stocks (cost $1,117,963)	1,093,440

Principal Amount		Value

	SHORT-TERM INVESTMENTS 1.4%

	Repurchase Agreement 1.4%
$585,825	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $600,000 of United States Treasury Notes 2.625% due 12/31/25; value: $600,000; repurchase proceeds: $585,841 (cost $585,825)	$585,825

	Total Short-Term Investments (cost $585,825)	585,825

	Total Investments (cost $37,213,290) 101.0%§	41,357,781
	Liabilities less Other Assets (1.0%)	(398,632)

	NET ASSETS 100.0%	$40,959,149

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 28.29%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2018, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	9.5
China	20.0
Colombia	2.7
Hong Kong	2.6
India	34.8
Indonesia	3.5
Korea	11.0
Mexico	4.1
Russia	1.5
South Africa	1.8
Taiwan	7.0
Thailand	1.5

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.4%

	Air Freight & Logistics 1.3%
4,585,499	Aramex PJSC (United Arab Emirates)	$5,355,564

	Airport Services 3.2%
1,705,725	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	8,140,748
318,901	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	4,810,189

		12,950,937

	Application Software 2.0%
145,605	Globant S.A.* (Argentina)	8,200,474

	Auto Parts & Equipment 1.6%
1,989,768	Minth Group Ltd. (Hong Kong)	6,416,147

	Automotive Retail 2.1%
5,169,803	China Yongda Automobiles Services Holdings Ltd. (China)	3,142,617
2,700,235	Zhongsheng Group Holdings Ltd. (China)	5,351,848

		8,494,465

	Biotechnology 4.6%
29,319	China Biologic Products Holdings, Inc.* (China)	2,225,605
31,371	Medytox, Inc. (Korea)	16,302,420

		18,528,025

	Building Products 1.6%
937,516	Kajaria Ceramics Ltd. (India)	6,653,859

	Commodity Chemicals 3.7%
1,858,219	Berger Paints India Ltd. (India)	8,784,719
5,950,302	TOA Paint Thailand Public Co. Ltd. (Thailand)	6,030,712

		14,815,431

	Consumer Finance 6.8%
296,902	Bajaj Finance Ltd. (India)	11,231,371
3,543,475	Muangthai Capital Public Co. Ltd. (Thailand)	5,332,625
3,725,563	Srisawad Corp. Public Co. Ltd. (Thailand)	5,148,966
2,797,486	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	5,951,780

		27,664,742

	Department Stores 1.7%
651,946	Poya International Co. Ltd. (Taiwan)	6,717,824

	Distillers & Vintners 1.1%
917,857	Sichuan Swellfun Co. Ltd. (China)	4,253,167

	Diversified Banks 5.0%
2,115,667	City Union Bank Ltd. (India)	5,863,806
910,302	RBL Bank Ltd. (India)	7,497,295
451,445	TCS Group Holding plc GDR (Russia)	7,024,484

		20,385,585

	Diversified Chemicals 1.6%
400,639	Pidilite Industries Ltd. (India)	6,362,364

	Drug Retail 4.5%
727,868	Clicks Group Ltd. (South Africa)	9,685,514
568,910	Raia Drogasil S.A. (Brazil)	8,379,888

		18,065,402

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electrical Components & Equipment 3.4%
483,499	Amara Raja Batteries Ltd. (India)	$5,142,479
491,021	Voltronic Power Technology Corp. (Taiwan)	8,578,530

		13,721,009

	Electronic Equipment & Instruments 0.8%
887,616	Chroma ATE, Inc. (Taiwan)	3,411,260

	Food Retail 1.5%
34,227	BGF Retail Co. Ltd. (Korea)	6,247,470

	General Merchandise Stores 3.2%
281,538	Magazine Luiza S.A. (Brazil)	13,122,508

	Health Care Equipment 3.0%
174,977	DIO Corp.* (Korea)	4,511,822
7,807,465	Microport Scientific Corp. (China)	7,677,349

		12,189,171

	Health Care Services 1.9%
579,176	Dr. Lal PathLabs Ltd. (India)	7,548,825

	Highways & Railtracks 1.3%
6,728,875	Yuexiu Transport Infrastructure Ltd. (China)	5,104,338

	Home Furnishings 0.5%
4,782,825	Man Wah Holdings Ltd. (China)	1,924,002

	Hotels, Resorts & Cruise Lines 2.6%
339,950	GreenTree Hospitality Group Ltd. ADR* (China)	4,415,951
215,813	Huazhu Group Ltd. ADR (China)	6,178,726

		10,594,677

	Human Resource & Employment Services 2.6%
171,339	51job, Inc. ADR* (China)	10,698,407

	Industrial Conglomerates 1.8%
24,837	3M India Ltd.* (India)	7,401,472

	Industrial Machinery 2.1%
773,583	Airtac International Group (Taiwan)	7,588,286
230,107	Elgi Equipments Ltd. (India)	863,540

		8,451,826

	Interactive Media & Services 2.4%
467,889	Info Edge India Ltd. (India)	9,610,439

	Internet & Direct Marketing Retail 1.4%
225,380	MakeMyTrip Ltd.* (India)	5,483,495

	Internet Services & Infrastructure 1.3%
54,101	Cafe24 Corp.* (Korea)	5,334,793

	IT Consulting & Other Services 1.8%
298,315	Larsen & Toubro Infotech Ltd. (India)	7,356,500

	Life & Health Insurance 1.0%
663,593	Max Financial Services Ltd.* (India)	4,223,556

	Oil & Gas Exploration & Production 0.6%
204,130	Parex Resources, Inc.* (Colombia)	2,444,715

	Packaged Foods & Meats 6.8%
167,724	Britannia Industries Ltd. (India)	7,495,508
664,939	M Dias Branco S.A. (Brazil)	7,342,937
3,281,755	Vitasoy International Holdings Ltd. (China)	12,510,106

		27,348,551

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Pharmaceuticals 0.9%
13,017,213	China Animal Healthcare Ltd.* *** (China)	$16,624
8,422	Hanmi Pharm Co. Ltd. (Korea)	3,515,665

		3,532,289

	Property & Casualty Insurance 3.1%
1,017,117	ICICI Lombard General Insurance Co. Ltd. (India)	12,558,259

	Real Estate Operating Companies 0.9%
1,578,136	Parque Arauco S.A. (Chile)	3,504,417

	Regional Banks 2.5%
866,480	AU Small Finance Bank Ltd. (India)	7,688,668
508,362	Regional S.A.B. de C.V. (Mexico)	2,336,188

		10,024,856

	Restaurants 1.0%
610,622	Gourmet Master Co. Ltd. (Taiwan)	4,088,202

	Semiconductor Equipment 1.4%
74,536	Koh Young Technology, Inc. (Korea)	5,518,129

	Semiconductors 7.2%
448,374	ASPEED Technology, Inc. (Taiwan)	8,619,098
57,737	LEENO Industrial, Inc. (Korea)	2,433,504
214,735	Parade Technologies Ltd. (Taiwan)	3,020,372
764,126	Silergy Corp. (Taiwan)	11,244,625
953,760	Win Semiconductors Corp. (Taiwan)	3,674,258

		28,991,857

	Specialty Chemicals 0.8%
16,162,224	D&L Industries, Inc. (Philippines)	3,374,750

	Systems Software 2.2%
189,710	Douzone Bizon Co. Ltd. (Korea)	8,840,600

	Thrifts & Mortgage Finance 0.8%
229,551	PNB Housing Finance Ltd. (India)	3,041,062

	Total Common Stocks (cost $336,107,529)	410,555,421

	PREFERRED STOCKS 1.4%

	Personal Products 1.4%
9,646	LG Household & Health Care Ltd., 1.38% (Korea)	5,679,505

	Total Preferred Stocks (cost $3,964,009)	5,679,505

	Total Investments (cost $340,071,538) 102.8%§	416,234,926
	Liabilities less Other Assets (2.8%)	(11,212,617)

	NET ASSETS 100.0%	$405,022,309

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 32.72%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2018, Wasatch Emerging Markets Small Cap Fund’s investments, were in the following countries:

COUNTRY	%
Argentina	2.0
Brazil	6.9
Chile	0.8
China	15.3
Colombia	0.6
Hong Kong	1.5
India	30.0
Korea	14.0
Mexico	5.1
Philippines	0.8
Russia	1.7
South Africa	2.3
Taiwan	13.7
Thailand	4.0
United Arab Emirates	1.3

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.9%

	Air Freight & Logistics 5.9%
3,029,000	Aramex PJSC (United Arab Emirates)	$3,537,675

	Airport Services 4.5%
148,500	Airports Corp. of Vietnam JSC (Vietnam)	576,202
142,239	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	2,145,482

		2,721,684

	Apparel, Accessories & Luxury Goods 2.0%
296,060	Phu Nhuan Jewelry JSC (Vietnam)	1,196,034

	Application Software 4.5%
47,915	Globant S.A.* (Argentina)	2,698,573

	Cable & Satellite 3.9%
11,802	Naspers Ltd., Class N (South Africa)	2,372,516

	Consumer Finance 12.1%
494,183	ASA International Group plc* (United Kingdom)	2,641,110
591,990	Delta Brac Housing Finance Corp. Ltd. (Bangladesh)	916,561
702,000	Muangthai Capital Public Co. Ltd. (Thailand)	1,056,450
543,000	Srisawad Corp. Public Co. Ltd. (Thailand)	750,461
894,920	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	1,903,983

		7,268,565

	Diversified Banks 18.2%
118,800	Bank for Foreign Trade of Vietnam JSC (Vietnam)	275,102
498,172	Commercial International Bank S.A.E (Egypt)	2,085,869
3,705	Credicorp Ltd. (Peru)	821,287
35,778	Grupo Financiero Galicia S.A. ADR (Argentina)	986,400
624,760	HDBank (Vietnam)	817,277
450,334	National Bank of Kuwait SAK (Kuwait)	1,236,880
1,535,100	PT Bank Central Asia Tbk (Indonesia)	2,776,149
125,215	TCS Group Holding plc GDR (Russia)	1,948,345

		10,947,309

	Drug Retail 9.1%
225,136	Clicks Group Ltd. (South Africa)	2,995,815
168,700	Raia Drogasil S.A. (Brazil)	2,484,905

		5,480,720

	Financial Exchanges & Data 1.8%
109,603	Bolsas y Mercados Argentinos S.A. (Argentina)	1,087,293

	Food Retail 8.3%
1,003,400	CP ALL Public Co. Ltd. (Thailand)	2,118,666
1,226,024	Philippine Seven Corp. (Philippines)	2,891,071

		5,009,737

	Health Care Distributors 1.8%
1,940,962	Ibnsina Pharma S.A.E.* (Egypt)	1,105,405

	Health Care Facilities 2.3%
5,326,913	Cleopatra Hospital* (Egypt)	1,365,189

	Hypermarkets & Super Centers 2.7%
56,748	InRetail Peru Corp.* (Peru)	1,605,968

	Industrial Machinery 2.9%
379,700	Weg S.A. (Brazil)	1,716,718

	Internet & Direct Marketing Retail 1.8%
3,631	MercadoLibre, Inc. (Brazil) *	1,063,338

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life & Health Insurance 3.3%
177,991	Discovery Ltd. (South Africa)	$1,976,798

	Pharmaceuticals 1.5%
298,456	Square Pharmaceuticals Ltd. (Bangladesh)	901,975

	Real Estate Operating Companies 5.6%
1,077,100	Central Pattana Public Co. Ltd. (Thailand)	2,472,765
392,333	Parque Arauco S.A. (Chile)	871,217

		3,343,982

	Restaurants 0.9%
52,152	AmRest Holdings SE* (Poland)	561,755

	Technology Distributors 1.8%
606,719	FPT Corp. (Vietnam)	1,105,371

	Wireless Telecommunication Services 3.0%
8,113,238	Safaricom plc (Kenya)	1,771,536

	Total Common Stocks (cost $60,757,295)	58,838,141

	PREFERRED STOCKS 2.5%

	Diversified Banks 2.5%
161,137	Banco Davivienda S.A., 2.59% (Colombia)	1,534,213

	Total Preferred Stocks (cost $1,746,617)	1,534,213

	Total Investments (cost $62,503,912) 100.4%§	60,372,354
	Liabilities less Other Assets (0.4%)§§	(255,584)

	NET ASSETS 100.0%	$60,116,770

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 21.50%.

§§Other Assets less Liabilities included USD held in Zimbabwe, which was fair valued during the period (see Note 8).

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2018, Wasatch Frontier Emerging Small Countries Fund’s investments, were in the following countries:

COUNTRY	%
Argentina	7.9
Bangladesh	3.0
Brazil	8.7
Chile	1.4
Colombia	2.5
Egypt	7.6
Indonesia	4.6
Kenya	2.9
Kuwait	2.1
Mexico	6.7
Peru	4.0
Philippines	4.8
Poland	0.9
Russia	3.2
South Africa	12.2
Thailand	10.6
United Arab Emirates	5.9
United Kingdom	4.4
Vietnam	6.6

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.8%

	Airlines 0.9%
9,008	Allegiant Travel Co.	$902,782

	Apparel, Accessories & Luxury Goods 0.6%
27,062	Ted Baker plc (United Kingdom)	534,645

	Application Software 14.1%
13,681	Aveva Group plc (United Kingdom)	421,995
27,605	Envestnet, Inc.*	1,357,890
36,777	Globant S.A.* (Argentina)	2,071,280
14,067	HubSpot, Inc.*	1,768,644
138,300	Infomart Corp. (Japan)	1,262,537
17,324	Paylocity Holding Corp.*	1,043,078
8,052	Tyler Technologies, Inc.*	1,496,223
8,566	Ultimate Software Group, Inc. (The)*	2,097,556
37,445	Zendesk, Inc.*	2,185,665

		13,704,868

	Automotive Retail 2.1%
29,414	Monro, Inc.	2,022,212

	Biotechnology 6.7%
105,504	Abcam plc (United Kingdom)	1,465,782
26,113	Exact Sciences Corp.*	1,647,730
4,930	Medytox, Inc. (Korea)	2,561,950
73,350	Sangamo Therapeutics Inc.*	842,058

		6,517,520

	Building Products 2.3%
37,016	Trex Co., Inc.*	2,197,270

	Commercial Printing 1.2%
11,711	Cimpress N.V.*	1,211,152

	Consumer Finance 5.3%
34,103	Bajaj Finance Ltd. (India)	1,290,067
4,007	Credit Acceptance Corp.*	1,529,712
723,371	Srisawad Corp. Public Co. Ltd. (Thailand)	999,745
644,500	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	1,371,203

		5,190,727

	Data Processing & Outsourced Services 3.4%
25,109	Euronet Worldwide, Inc.*	2,570,659
16,400	GMO Payment Gateway, Inc. (Japan)	698,263

		3,268,922

	Diversified Chemicals 1.2%
74,490	Pidilite Industries Ltd. (India)	1,182,942

	Diversified Real Estate Activities 0.9%
44,396	Patrizia Immobilien AG (Germany)	848,309

	Diversified Support Services 2.5%
51,029	Copart, Inc.*	2,438,166

	Drug Retail 1.4%
19,490	Ain Holdings, Inc. (Japan)	1,397,334

	Electrical Components & Equipment 2.7%
95,198	Amara Raja Batteries Ltd. (India)	1,012,523
91,744	Voltronic Power Technology Corp. (Taiwan)	1,602,841

		2,615,364

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 1.7%
25,532	Ollie’s Bargain Outlet Holdings, Inc.*	$1,698,133

	Health Care Equipment 3.2%
21,998	Cantel Medical Corp.	1,637,751
11,956	Cochlear Ltd. (Australia)	1,461,669

		3,099,420

	Health Care Facilities 2.6%
65,549	Ensign Group, Inc. (The)	2,542,646

	Health Care Services 1.2%
86,095	Dr. Lal PathLabs Ltd. (India)	1,122,139

	Health Care Supplies 1.8%
41,400	Asahi Intecc Co. Ltd. (Japan)	1,751,445

	Health Care Technology 0.6%
40,960	M3, Inc. (Japan)	551,781

	Homebuilding 1.2%
26,256	LGI Homes, Inc.*	1,187,296

	Human Resource & Employment Services 1.8%
25,600	en-japan, Inc. (Japan)	792,431
58,030	SMS Co. Ltd. (Japan)	918,779

		1,711,210

	Industrial Conglomerates 1.3%
4,285	3M India Ltd.* (India)	1,276,938

	Industrial Machinery 7.0%
36,548	Altra Industrial Motion Corp.	919,182
17,697	Barnes Group, Inc.	948,913
35,200	MISUMI Group, Inc. (Japan)	741,550
15,847	RBC Bearings, Inc.*	2,077,542
343,267	Rotork plc (United Kingdom)	1,083,319
31,329	Sun Hydraulics Corp.	1,039,810

		6,810,316

	Interactive Media & Services 0.8%
2,844	XING SE (Germany)	774,924

	Internet & Direct Marketing Retail 4.1%
62,227	MakeMyTrip Ltd.* (India)	1,513,983
4,847	MercadoLibre, Inc. (Brazil) *	1,419,444
11,621	Wayfair, Inc., Class A*	1,046,820

		3,980,247

	Life & Health Insurance 1.4%
288,504	ICICI Prudential Life Insurance Co. Ltd. (India)	1,338,073

	Managed Health Care 1.8%
29,529	HealthEquity, Inc.*	1,761,405

	Packaged Foods & Meats 1.6%
412,000	Vitasoy International Holdings Ltd. (China)	1,570,551

	Pharmaceuticals 1.6%
25,188	Intra-Cellular Therapies, Inc.*	286,891
10,112	Ipsen S.A. (France)	1,307,460

		1,594,351

	Property & Casualty Insurance 1.4%
110,219	ICICI Lombard General Insurance Co. Ltd. (India)	1,360,865

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 6.1%
224,565	AU Small Finance Bank Ltd. (India)	$1,992,666
42,437	Canadian Western Bank (Canada)	809,449
35,208	Eagle Bancorp, Inc.*	1,714,982
67,280	Metro Bank plc* (United Kingdom)	1,451,833

		5,968,930

	Research & Consulting Services 1.3%
62,700	Nihon M&A Center, Inc. (Japan)	1,262,018

	Restaurants 1.1%
37,587	Domino’s Pizza Enterprises Ltd. (Australia)	1,076,184

	Semiconductor Equipment 0.7%
72,800	Japan Material Co. Ltd. (Japan)	707,539

	Semiconductors 3.5%
49,000	ASPEED Technology, Inc. (Taiwan)	941,928
10,534	Melexis N.V. (Belgium)	614,329
15,681	Monolithic Power Systems, Inc.	1,822,916

		3,379,173

	Specialty Chemicals 0.9%
109,183	Hexpol AB (Sweden)	866,502

	Specialty Stores 1.9%
17,810	Five Below, Inc.*	1,822,319

	Trading Companies & Distributors 2.1%
83,900	MonotaRO Co. Ltd. (Japan)	2,068,247

	Trucking 1.7%
66,431	Knight-Swift Transportation Holdings, Inc.	1,665,425

	Total Common Stocks (cost $75,938,114)	96,980,290

	Total Investments (cost $75,938,114) 99.8%§	96,980,290
	Other Assets less Liabilities 0.2%	170,062

	NET ASSETS 100.0%	$97,150,352

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 18.68%. See Notes to Schedules of Investments.

At December 31, 2018, Wasatch Global Opportunities Fund’s investments, were in the following countries:

COUNTRY	%
Argentina	2.1
Australia	2.6
Belgium	0.6
Brazil	1.5
Canada	0.8
China	1.6
France	1.4
Germany	1.7
India	12.5
Japan	12.5
Korea	2.7
Mexico	1.4
Sweden	0.9
Taiwan	2.6
Thailand	1.0
United Kingdom	5.1
United States	49.0

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.6%

	Airport Services 0.9%
2,016,472	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	$9,623,820

	Apparel, Accessories & Luxury Goods 4.0%
504,590	Moncler S.p.A. (Italy)	16,791,560
42,999	Page Industries Ltd. (India)	15,412,877
610,305	Ted Baker plc (United Kingdom)	12,057,367

		44,261,804

	Application Software 8.3%
500,822	Aveva Group plc (United Kingdom)	15,448,012
919,670	GB Group plc (United Kingdom)	4,952,592
1,681,500	Infomart Corp. (Japan)	15,350,367
228,968	Kinaxis, Inc.* (Canada)	11,052,587
298,526	Miroku Jyoho Service Co. Ltd. (Japan)	6,740,024
70,193	Nemetschek SE (Germany)	7,722,076
3,673,765	Technology One Ltd. (Australia)	15,939,713
1,176,038	WiseTech Global Ltd. (Australia)	13,998,983

		91,204,354

	Asset Management & Custody Banks 1.3%
661,876	Burford Capital Ltd. (United Kingdom)	13,970,463

	Biotechnology 2.8%
1,501,149	Abcam plc (United Kingdom)	20,855,669
18,386	Medytox, Inc. (Korea)	9,554,566

		30,410,235

	Commodity Chemicals 2.5%
3,267,867	Berger Paints India Ltd. (India)	15,448,822
11,668,646	TOA Paint Thailand Public Co. Ltd. (Thailand)	11,826,330

		27,275,152

	Construction Machinery & Heavy Trucks 0.6%
452,500	Takeuchi Manufacturing Co. Ltd. (Japan)	6,921,097

	Data Processing & Outsourced Services 1.5%
628,850	Afterpay Touch Group Ltd.* (Australia)	5,492,337
253,600	GMO Payment Gateway, Inc. (Japan)	10,797,528

		16,289,865

	Diversified Real Estate Activities 1.8%
1,012,158	Patrizia Immobilien AG (Germany)	19,340,081

	Drug Retail 5.5%
349,143	Ain Holdings, Inc. (Japan)	25,031,787
890,912	Clicks Group Ltd. (South Africa)	11,855,090
248,600	Kusuri no Aoki Holdings Co. Ltd. (Japan)	15,703,059
509,200	Raia Drogasil S.A. (Brazil)	7,500,376

		60,090,312

	Electrical Components & Equipment 1.7%
857,669	Amara Raja Batteries Ltd. (India)	9,122,139
528,277	Voltronic Power Technology Corp. (Taiwan)	9,229,422

		18,351,561

	Electronic Equipment & Instruments 1.9%
1,213,552	Halma plc (United Kingdom)	21,098,258

	General Merchandise Stores 1.1%
3,307,768	B&M European Value Retail S.A. (United Kingdom)	11,868,266

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 4.8%
202,513	Cochlear Ltd. (Australia)	$24,758,025
183,654	DiaSorin S.p.A. (Italy)	14,909,336
5,491,000	Microport Scientific Corp. (China)	5,399,489
457,164	Nakanishi, Inc. (Japan)	7,795,600

		52,862,450

	Health Care Supplies 1.9%
483,700	Asahi Intecc Co. Ltd. (Japan)	20,463,136

	Health Care Technology 1.5%
779,320	M3, Inc. (Japan)	10,498,392
568,277	RaySearch Laboratories AB* (Sweden)	6,215,219

		16,713,611

	Home Furnishing Retail 0.8%
484,486	Maisons du Monde S.A. (France)	9,275,716

	Hotels, Resorts & Cruise Lines 0.9%
629,622	Corporate Travel Management Ltd. (Australia)	9,508,086

	Household Products 1.6%
407,784	Pigeon Corp. (Japan)	17,393,088

	Human Resource & Employment Services 5.5%
262,879	51job, Inc. ADR* (China)	16,414,165
260,300	Benefit One, Inc. (Japan)	8,010,097
367,397	en-japan, Inc. (Japan)	11,372,534
1,134,142	SMS Co. Ltd. (Japan)	17,956,665
414,974	UT Group Co. Ltd.* (Japan)	7,123,914

		60,877,375

	Industrial Machinery 4.0%
741,715	MISUMI Group, Inc. (Japan)	15,625,526
6,137,824	Rotork plc (United Kingdom)	19,370,414
143,523	Stabilus S.A. (Germany)	9,026,603

		44,022,543

	Interactive Media & Services 3.2%
2,173,091	Rightmove plc (United Kingdom)	11,972,552
84,610	XING SE (Germany)	23,054,272

		35,026,824

	Internet & Direct Marketing Retail 1.8%
100,542	ASOS plc* (United Kingdom)	2,917,994
1,807,002	Webjet Ltd. (Australia)	13,974,923
276,133	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	3,213,593

		20,106,510

	Investment Banking & Brokerage 1.8%
304,044	Avanza Bank Holding AB (Sweden)	14,538,336
150,300	M&A Capital Partners Co. Ltd.* (Japan)	5,175,918

		19,714,254

	IT Consulting & Other Services 1.2%
256,866	Reply S.p.A. (Italy)	12,990,829

	Life Sciences Tools & Services 0.9%
49,033	Tecan Group AG (Switzerland)	9,543,587

	Movies & Entertainment 0.7%
222,362	CTS Eventim AG & Co KGaA (Germany)	8,303,832

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Oil & Gas Equipment & Services 2.0%
1,156,323	Computer Modelling Group Ltd. (Canada)	$5,158,224
770,504	Pason Systems, Inc. (Canada)	10,322,677
273,443	TGS-NOPEC Geophysical Co. ASA (Norway)	6,606,810

		22,087,711

	Other Diversified Financial Services 1.2%
77,885	Hypoport AG* (Germany)	13,210,677

	Packaged Foods & Meats 2.8%
7,985,449	Vitasoy International Holdings Ltd. (China)	30,440,668

	Pharmaceuticals 1.2%
102,816	Ipsen S.A. (France)	13,293,888

	Property & Casualty Insurance 1.4%
1,223,064	ICICI Lombard General Insurance Co. Ltd. (India)	15,101,070

	Regional Banks 4.0%
1,840,175	AU Small Finance Bank Ltd. (India)	16,328,703
869,524	Canadian Western Bank (Canada)	16,585,412
523,841	Metro Bank plc* (United Kingdom)	11,303,952

		44,218,067

	Research & Consulting Services 2.0%
416,143	Funai Soken Holdings, Inc. (Japan)	6,211,462
797,928	Nihon M&A Center, Inc. (Japan)	16,060,601

		22,272,063

	Restaurants 1.2%
483,061	Domino’s Pizza Enterprises Ltd. (Australia)	13,830,916

	Semiconductor Equipment 1.3%
915,000	Japan Material Co. Ltd. (Japan)	8,892,831
80,562	Koh Young Technology, Inc. (Korea)	5,964,252

		14,857,083

	Semiconductors 2.7%
168,043	Melexis N.V. (Belgium)	9,800,042
839,165	Silergy Corp. (Taiwan)	12,348,875
91,824	U-Blox Holding AG (Switzerland)	7,389,044

		29,537,961

	Soft Drinks 1.4%
547,504	Fevertree Drinks plc (United Kingdom)	15,345,688

	Specialty Chemicals 3.4%
224,454	Chr. Hansen Holding A/S (Denmark)	19,924,034
2,279,419	Hexpol AB (Sweden)	18,090,008

		38,014,042

	Systems Software 0.9%
202,567	Douzone Bizon Co. Ltd. (Korea)	9,439,744

	Technology Distributors 1.6%
2,737,421	Electrocomponents plc (United Kingdom)	17,675,863

	Trading Companies & Distributors 5.0%
903,264	Diploma plc (United Kingdom)	13,930,731
156,906	IMCD N.V. (Netherlands)	10,067,400
718,424	MonotaRO Co. Ltd. (Japan)	17,710,110
832,686	Richelieu Hardware Ltd. (Canada)	13,839,470

		55,547,711

	Total Common Stocks (cost $910,536,869)	1,062,380,261

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.5%

	Repurchase Agreement 3.5%
$39,031,046	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $39,815,000 of United States Treasury Notes 2.625% due 12/31/25; value: $39,815,000; repurchase proceeds: $39,032,130 (cost $39,031,046)	$39,031,046

	Total Short-Term Investments (cost $39,031,046)	39,031,046

	Total Investments (cost $949,567,915) 100.1%§	1,101,411,307
	Liabilities less Other Assets (0.1%)	(766,027)

	NET ASSETS 100.0%	$1,100,645,280

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 45.99%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2018, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	9.2
Belgium	0.9
Brazil	0.7
Canada	5.4
China	4.9
Denmark	1.9
France	2.1
Germany	7.6
India	6.7
Italy	4.2
Japan	23.9
Korea	2.4
Mexico	0.9
Netherlands	1.0
Norway	0.6
South Africa	1.1
Sweden	3.7
Switzerland	1.6
Taiwan	2.0
Thailand	1.1
United Kingdom	18.1

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.2%

	Airlines 3.4%
155,868	Japan Airlines Co. Ltd. (Japan)	$5,524,128

	Casinos & Gaming 2.0%
114,533	Kangwon Land, Inc. (Korea) *	3,278,875

	Communications Equipment 3.1%
118,000	Cisco Systems, Inc.	5,112,940

	Diversified Banks 15.6%
96,000	Citigroup, Inc.	4,997,760
341,935	ING Groep N.V. ADR (Netherlands)	3,645,027
3,262,800	Mizuho Financial Group, Inc. (Japan)	5,048,320
677,189	Nordea Bank Abp (Sweden)	5,700,710
134,605	Wells Fargo & Co.	6,202,598

		25,594,415

	Diversified Metals & Mining 2.6%
192,493	Anglo American plc (United Kingdom)	4,288,254

	Electric Utilities 7.5%
63,000	Entergy Corp.	5,422,410
154,000	Exelon Corp.	6,945,400

		12,367,810

	Electrical Components & Equipment 3.2%
76,516	Eaton Corp. plc	5,253,589

	Environmental & Facilities Services 1.7%
86,622	ABM Industries, Inc.	2,781,432

	Health Care Services 6.2%
96,246	CVS Health Corp.	6,306,038
31,000	Laboratory Corp. of America Holdings*	3,917,160

		10,223,198

	Hypermarkets & Super Centers 3.1%
55,000	WalMart, Inc.	5,123,250

	Integrated Oil & Gas 7.3%
118,383	Royal Dutch Shell plc ADR (Netherlands)	6,898,177
183,831	Suncor Energy, Inc. (Canada)	5,134,395

		12,032,572

	Integrated Telecommunication Services 3.5%
200,000	AT&T, Inc.	5,708,000

	Interactive Home Entertainment 1.0%
128,000	Nexon Co. Ltd.* (Japan)	1,652,419

	Life & Health Insurance 2.9%
3,100,000	Fubon Financial Holding Co. Ltd. (Taiwan)	4,756,319

	Oil & Gas Drilling 0.7%
330,000	Ensco plc, Class A	1,174,800

	Oil & Gas Equipment & Services 2.8%
126,000	Schlumberger Ltd.	4,546,080

	Packaged Foods & Meats 1.6%
36,367	Danone S.A. (France)	2,562,967

	Pharmaceuticals 8.2%
78,922	Novartis AG (Switzerland)	6,759,211
154,807	Pfizer, Inc.	6,757,325

		13,516,536

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 2.4%
77,653	Axis Capital Holdings Ltd.	$4,010,001

	Reinsurance 4.4%
32,724	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,137,059

	Specialized REITs 3.6%
93,359	EPR Properties	5,977,777

	Systems Software 5.4%
37,000	Check Point Software Technologies Ltd.* (Israel)	3,798,050
112,000	Oracle Corp.	5,056,800

		8,854,850

	Tobacco 1.9%
34,649	KT&G Corp. (Korea)	3,154,672

	Wireless Telecommunication Services 5.1%
864,500	China Mobile Ltd. (China)	8,318,763

	Total Common Stocks (cost $162,463,792)	162,950,706

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$1,272,210	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $1,300,000 of United States Treasury Notes 2.625% due 12/31/25; value: $1,300,000; repurchase proceeds: $1,272,245 (cost $1,272,210)	$1,272,210

	Total Short-Term Investments (cost $1,272,210)	1,272,210

	Total Investments (cost $163,736,002) 100.0%§	164,222,916
	Other Assets less Liabilities <0.1%	29,622

	NET ASSETS 100.0%	$164,252,538

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 26.19%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2018, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	3.2
China	5.1
France	1.6
Germany	4.4
Israel	2.3
Japan	7.5
Korea	4.0
Netherlands	6.5
Sweden	3.5
Switzerland	4.1
Taiwan	2.9
United Kingdom	2.6
United States	52.3

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.4%

	Advertising 0.6%
199,000	Vector, Inc. (Japan)	$2,581,294

	Aerospace & Defense 0.7%
183,082	Avon Rubber plc (United Kingdom)	2,916,953

	Application Software 10.0%
196,956	BusinessOn Communication Co. Ltd. (Korea)	2,642,784
87,955	Esker S.A. (France)	5,895,303
759,306	Fortnox AB (Sweden)	5,722,885
893,653	GB Group plc (United Kingdom)	4,812,486
16,567,900	Humanica Public Co. Ltd. (Thailand)	4,732,232
604,900	Infomart Corp. (Japan)	5,522,115
127,700	Miroku Jyoho Service Co. Ltd. (Japan)	2,883,169
305,086	Rakus Co. Ltd. (Japan)	4,696,304
446,800	Systena Corp. (Japan)	5,150,550

		42,057,828

	Asset Management & Custody Banks 0.7%
420,298	Sanne Group plc (United Kingdom)	3,112,485

	Auto Parts & Equipment 2.2%
1,023,000	Hota Industrial Manufacturing Co. Ltd. (Taiwan)	4,006,398
2,381,346	Minda Corp. Ltd. (India)	5,048,187

		9,054,585

	Automotive Retail 0.5%
2,113,413	Hascol Petroleum Ltd. (Pakistan)	2,260,347

	Brewers 1.6%
685,845	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	3,266,166
48,007	Royal Unibrew A/S (Denmark)	3,316,948

		6,583,114

	Building Products 1.0%
579,801	Kajaria Ceramics Ltd. (India)	4,115,038

	Commodity Chemicals 4.4%
980,135	Berger Paints India Ltd. (India)	4,633,583
753,179	Gulf Oil Lubricants India Ltd. (India)	8,857,122
288,077	Supreme Industries Ltd. (India)	4,827,760

		18,318,465

	Consumer Finance 4.1%
1,043,722	ASA International Group plc* (United Kingdom)	5,578,064
360,137	Gruppo MutuiOnline S.p.A. (Italy)	6,544,262
2,489,862	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	5,297,296

		17,419,622

	Department Stores 3.1%
379,908	Poya International Co. Ltd. (Taiwan)	3,914,673
243,321	V-Mart Retail Ltd. (India)	9,044,159

		12,958,832

	Diversified Banks 0.1%
33,819	Sbanken ASA (Norway)	293,133

	Diversified Support Services 3.1%
1,343,912	Clipper Logistics plc (United Kingdom)	3,854,137
280,300	Japan Elevator Service Holdings Co. Ltd. (Japan)	4,178,233
479,100	Prestige International, Inc. (Japan)	5,186,738

		13,219,108

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Drug Retail 2.2%
56,500	Kusuri no Aoki Holdings Co. Ltd. (Japan)	$3,568,877
200,300	Qol Co. Ltd. (Japan)	3,029,040
116,800	Yakuodo Co. Ltd. (Japan)	2,776,595

		9,374,512

	Electrical Components & Equipment 2.1%
252,355	Amara Raja Batteries Ltd. (India)	2,684,039
350,627	Voltronic Power Technology Corp. (Taiwan)	6,125,735

		8,809,774

	Electronic Equipment & Instruments 1.3%
184,835	accesso Technology Group plc* (United Kingdom)	3,416,065
78,391	Isra Vision AG (Germany)	2,176,852

		5,592,917

	Electronic Manufacturing Services 0.8%
251,298	HMS Networks AB (Sweden)	3,490,854

	Financial Exchanges & Data 0.6%
1,003,429	Morningstar Japan KK (Japan)	2,725,449

	Food Retail 4.9%
8,136,897	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	2,953,502
4,625,272	Philippine Seven Corp. (Philippines)	10,906,793
79,639	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	4,097,813
3,661,600	Sheng Siong Group Ltd. (Singapore)	2,847,717

		20,805,825

	Health Care Equipment 2.2%
7,410,000	AK Medical Holdings Ltd. (China)	4,116,404
131,781	DIO Corp.* (Korea)	3,398,003
77,679	Sectra AB, Class B* (Sweden)	1,667,964

		9,182,371

	Health Care Facilities 0.8%
12,403,926	Cleopatra Hospital* (Egypt)	3,178,896

	Health Care Services 1.2%
170,255	Carenet, Inc. (Japan)	1,233,534
288,259	Dr. Lal PathLabs Ltd. (India)	3,757,091

		4,990,625

	Health Care Supplies 2.4%
1,069,632	Advanced Medical Solutions Group plc (United Kingdom)	3,749,220
1,472,451	Nanosonics Ltd.* (Australia)	2,945,423
4,176,200	Riverstone Holdings Ltd. (Singapore)	3,493,061

		10,187,704

	Health Care Technology 5.6%
123,033	Craneware plc (United Kingdom)	3,842,037
112,058	Nexus AG (Germany)	3,145,565
1,723,160	Pro Medicus Ltd. (Australia)	13,205,138
296,130	RaySearch Laboratories AB* (Sweden)	3,238,760

		23,431,500

	Home Furnishing Retail 0.4%
495,148	Nick Scali Ltd. (Australia)	1,841,439

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Home Improvement Retail 2.5%
4,500,567	Italtile Ltd. (South Africa)	$4,379,353
59,630,900	PT Ace Hardware Indonesia Tbk (Indonesia)	6,185,829

		10,565,182

	Hotels, Resorts & Cruise Lines 0.1%
367,091	Byke Hospitality Ltd. (The) (India)	341,773

	Human Resource & Employment Services 2.7%
67,288	en-japan, Inc. (Japan)	2,082,856
376,262	SMS Co. Ltd. (Japan)	5,957,288
33,065	Trust Tech, Inc. (Japan)	828,276
134,200	UT Group Co. Ltd.* (Japan)	2,303,830

		11,172,250

	Interactive Media & Services 2.4%
145,600	Itokuro, Inc.* (Japan)	4,093,507
44,500	Wantedly, Inc.* (Japan)	1,142,178
18,123	XING SE (Germany)	4,938,099

		10,173,784

	Internet & Direct Marketing Retail 5.5%
130,415	Evolable Asia Corp. (Japan)	2,179,982
505,934	On the Beach Group plc (United Kingdom)	2,166,741
308,918	Open Door, Inc.* (Japan)	7,160,831
939,001	Webjet Ltd. (Australia)	7,262,010
376,421	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	4,380,729

		23,150,293

	Internet Services & Infrastructure 0.5%
22,247	Cafe24 Corp.* (Korea)	2,193,733

	Investment Banking & Brokerage 1.6%
125,109	M&A Capital Partners Co. Ltd.* (Japan)	4,308,409
153,400	Strike Co. Ltd. (Japan)	2,224,151

		6,532,560

	IT Consulting & Other Services 1.7%
224,979	Appen Ltd. (Australia)	2,033,092
66,090	Aubay (France)	2,131,591
212,496	eWork Group AB (Sweden)	1,987,576
282,497	Gentrack Group Ltd. (New Zealand)	955,644

		7,107,903

	Leisure Products 0.6%
211,936	MIPS AB* (Sweden)	2,602,935

	Life Sciences Tools & Services 0.9%
89,050	Biotage AB (Sweden)	1,101,957
1,162,428	Horizon Discovery Group plc* (United Kingdom)	2,592,853

		3,694,810

	Oil & Gas Equipment & Services 1.5%
659,666	Computer Modelling Group Ltd. (Canada)	2,942,694
749,362	Spectrum ASA (Norway)	3,158,668

		6,101,362

	Other Diversified Financial Services 2.1%
52,488	Hypoport AG* (Germany)	8,902,896

	Packaged Foods & Meats 3.5%
2,477	Dutch Lady Milk Industries Berhad (Malaysia)	37,163
2,263,120	Vitasoy International Holdings Ltd. (China)	8,627,052
2,501,000	Yihai International Holding Ltd. (China)	6,113,165

		14,777,380

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Personal Products 3.7%
276,384	Jamieson Wellness, Inc. (Canada)	$4,318,247
614,108	Sarantis S.A. (Greece)	4,911,226
388,474	TCI Co. Ltd. (Taiwan)	6,536,957

		15,766,430

	Pharmaceuticals 0.7%
16,693,073	PT Kimia Farma Persero Tbk (Indonesia)	3,021,512

	Property & Casualty Insurance 1.5%
2,925,000	Qualitas Controladora S.A.B. de C.V. (Mexico)	6,156,093

	Research & Consulting Services 1.3%
45,703	Akka Technologies (France)	2,314,498
290,300	IR Japan Holdings Ltd. (Japan)	3,163,650

		5,478,148

	Restaurants 2.0%
464,624	AmRest Holdings SE* (Poland)	5,004,697
159,800	Arcland Service Holdings Co. Ltd. (Japan)	3,128,945
630,045	Patisserie Holdings plc*** (United Kingdom)	401,528

		8,535,170

	Semiconductor Equipment 1.7%
376,100	Japan Material Co. Ltd. (Japan)	3,655,294
226,000	Machvision, Inc. (Taiwan)	2,741,787
23,400	Tokai Carbon Korea Co. Ltd. (Korea)	848,742

		7,245,823

	Semiconductors 1.4%
179,000	ASPEED Technology, Inc. (Taiwan)	3,440,919
57,365	LEENO Industrial, Inc. (Korea)	2,417,825

		5,858,744

	Specialty Chemicals 0.8%
752,199	DuluxGroup Ltd. (Australia)	3,475,562

	Specialty Stores 0.2%
109,726	Gear4Music Holdings plc* (United Kingdom)	727,255

	Systems Software 2.3%
96,600	Digital Arts, Inc. (Japan)	5,364,312
264,116	Minwise Co. Ltd. (Korea)	4,141,741

		9,506,053

	Technology Hardware, Storage & Peripherals 0.7%
64,662	MGI Digital Graphic Technology* (France)	2,993,093

	Thrifts & Mortgage Finance 0.9%
88,892	Equitable Group, Inc. (Canada)	3,849,469

	Total Common Stocks (cost $359,281,408)	418,432,883

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$3,461,600	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $3,535,000 of United States Treasury Notes 2.625% due 12/31/25; value: $3,535,000; repurchase proceeds: $3,461,696 (cost $3,461,600)	$3,461,600

	Total Short-Term Investments (cost $3,461,600)	3,461,600

	Total Investments (cost $362,743,008) 100.2%§	421,894,483
	Liabilities less Other Assets (0.2%)	(923,743)

	NET ASSETS 100.0%	$420,970,740

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 43.35%.

See Notes to Schedules of Investments.

At December 31, 2018, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	7.4
Canada	2.7
China	4.5
Denmark	0.8
Egypt	0.8
France	3.2
Germany	4.6
Greece	1.2
India	10.4
Indonesia	2.2
Israel	1.0
Italy	1.6
Japan	22.8
Korea	3.7
Malaysia	1.5
Mexico	2.7
New Zealand	0.2
Norway	0.8
Pakistan	0.5
Philippines	2.6
Poland	1.2
Singapore	1.5
South Africa	1.0
Sweden	4.7
Taiwan	6.4
Thailand	1.1
United Kingdom	8.9

Total	100.0%

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.1%

	Alternative Carriers 1.2%
104,925	Bandwidth, Inc., Class A*	$4,275,694

	Apparel, Accessories & Luxury Goods 1.2%
253,350	Superior Group of Cos., Inc.	4,471,628

	Application Software 8.7%
92,692	Digimarc Corp.*	1,344,034
64,600	Esker S.A. (France)	4,329,903
83,617	Everbridge, Inc.*	4,746,101
135,017	Five9, Inc.*	5,902,943
610,000	Fortnox AB (Sweden)	4,597,567
94,835	Globant S.A.* (Argentina)	5,341,107
226,129	Upland Software, Inc.*	6,146,186

		32,407,841

	Asset Management & Custody Banks 0.6%
800,000	Tatton Asset Management plc (United Kingdom)	2,069,950

	Biotechnology 6.6%
241,491	Abcam plc (United Kingdom)	3,355,068
217,286	ChemoCentryx, Inc.*	2,370,590
204,139	Cytokinetics, Inc.*	1,290,158
98,439	Esperion Therapeutics, Inc.*	4,528,194
74,767	Exact Sciences Corp.*	4,717,798
226,649	Flexion Therapeutics, Inc.*	2,565,667
532,459	Inovio Pharmaceuticals, Inc.*	2,129,836
325,264	Sangamo Therapeutics Inc.*	3,734,031

		24,691,342

	Construction & Engineering 2.3%
505,086	Construction Partners, Inc., Class A*	4,459,909
66,467	NV5 Global, Inc.*	4,024,577

		8,484,486

	Department Stores 3.0%
300,336	V-Mart Retail Ltd. (India)	11,163,388

	Diversified Banks 1.2%
1,607,909	City Union Bank Ltd. (India)	4,456,498

	Diversified Support Services 1.4%
177,660	Clipper Logistics plc (United Kingdom)	509,502
313,300	Japan Elevator Service Holdings Co. Ltd. (Japan)	4,670,141

		5,179,643

	Drug Retail 1.5%
200,000	Qol Holdings Co. Ltd. (Japan)	3,024,503
100,000	Yakuodo Co. Ltd. (Japan)	2,377,222

		5,401,725

	Electronic Equipment & Instruments 4.0%
26,472	Mesa Laboratories, Inc.	5,516,500
335,262	Napco Security Technologies, Inc.*	5,280,377
226,790	nLight, Inc.*	4,032,326

		14,829,203

	Electronic Manufacturing Services 2.4%
176,280	Fabrinet*	9,044,927

	Environmental & Facilities Services 1.5%
243,587	Heritage-Crystal Clean, Inc.*	5,604,937

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Food Distributors 1.2%
142,997	Chefs’ Warehouse, Inc. (The)*	$4,573,044

	Health Care Distributors 0.8%
125,534	PetIQ, Inc.*	2,946,283

	Health Care Equipment 7.1%
158,062	AtriCure, Inc.*	4,836,697
157,518	CryoLife, Inc.*	4,470,361
767,398	IRIDEX Corp.* ‡‡	3,606,771
140,742	LeMaitre Vascular, Inc.	3,327,141
142,080	Oxford Immunotec Global plc*	1,815,782
219,486	Tandem Diabetes Care, Inc.*	8,333,883

		26,390,635

	Health Care Facilities 1.1%
103,698	Ensign Group, Inc. (The)	4,022,445

	Health Care Supplies 1.9%
206,582	OrthoPediatrics Corp.*	7,205,580

	Health Care Technology 5.0%
69,289	Inspire Medical Systems, Inc.*	2,927,460
74,171	Omnicell, Inc.*	4,542,232
294,695	Simulations Plus, Inc.	5,864,431
79,496	Tabula Rasa HealthCare, Inc.*	5,068,665

		18,402,788

	Heavy Electrical Equipment 1.4%
217,778	TPI Composites, Inc.*	5,352,983

	Homebuilding 1.0%
83,510	LGI Homes, Inc.*	3,776,322

	Human Resource & Employment Services 1.2%
251,100	UT Group Co. Ltd.* (Japan)	4,310,667

	Industrial Machinery 6.4%
185,880	Altra Industrial Motion Corp.	4,674,882
616,621	Elgi Equipments Ltd. (India)	2,314,040
73,462	Kadant, Inc.	5,984,214
316,229	Kornit Digital Ltd.* (Israel)	5,919,807
142,484	Sun Hydraulics Corp.	4,729,044

		23,621,987

	Industrial REITs 0.9%
276,193	Monmouth Real Estate Investment Corp.	3,424,793

	Insurance Brokers 2.3%
177,233	Goosehead Insurance, Inc., Class A*	4,659,456
140,685	Health Insurance Innovations, Inc.*	3,760,510

		8,419,966

	Interactive Media & Services 0.7%
269,260	TrueCar, Inc.*	2,439,496

	Internet & Direct Marketing Retail 2.5%
121,022	Duluth Holdings, Inc.*	3,053,385
399,361	Medallia, Inc.* *** †	2,500,000
166,800	Open Door, Inc.* (Japan)	3,866,485

		9,419,870

	Internet Services & Infrastructure 2.8%
1,631,733	Limelight Networks, Inc.*	3,818,255
73,712	Twilio, Inc.*	6,582,482

		10,400,737

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Investment Banking & Brokerage 0.9%
94,000	M&A Capital Partners Co. Ltd.* (Japan)	$3,237,101

	Leisure Products 0.8%
152,718	MasterCraft Boat Holdings, Inc.*	2,855,827

	Managed Health Care 0.8%
50,238	HealthEquity, Inc.*	2,996,697

	Oil & Gas Equipment & Services 0.7%
225,076	Solaris Oilfield Infrastructure, Inc.	2,721,169

	Oil & Gas Exploration & Production 1.0%
1,271,597	Abraxas Petroleum Corp.*	1,386,041
656,821	Lonestar Resources US, Inc., Class A*	2,397,396

		3,783,437

	Packaged Foods & Meats 2.0%
226,577	Freshpet, Inc.*	7,286,716

	Personal Products 1.3%
42,178	USANA Health Sciences, Inc.*	4,965,616

	Pharmaceuticals 0.4%
135,700	Intra-Cellular Therapies, Inc.*	1,545,623

	Regional Banks 3.0%
156,602	CBTX, Inc.	4,604,099
221,094	People’s Utah Bancorp	6,665,984

		11,270,083

	Research & Consulting Services 0.8%
273,000	IR Japan Holdings Ltd. (Japan)	2,975,117

	Restaurants 1.8%
156,542	Chuy’s Holdings, Inc.*	2,777,055
244,259	Fiesta Restaurant Group, Inc.*	3,788,457

		6,565,512

	Semiconductors 2.7%
180,991	Inphi Corp.*	5,818,861
34,504	LEENO Industrial, Inc. (Korea)	1,454,277
32,610	NVE Corp.	2,854,679

		10,127,817

	Specialized Consumer Services 0.7%
364,699	Select Interior Concepts, Inc.*	2,742,537

	Systems Software 6.4%
91,864	CyberArk Software Ltd.* (Israel)	6,810,797
101,000	Douzone Bizon Co. Ltd.* (Korea)	4,706,660
224,935	Rapid7, Inc.*	7,008,975
100,307	Varonis Systems, Inc.*	5,306,240

		23,832,672

	Technology Hardware, Storage & Peripherals 0.6%
529,680	USA Technologies, Inc.*	2,060,455

	Thrifts & Mortgage Finance 1.9%
78,507	Equitable Group, Inc. (Canada)	3,399,746
832,990	GRUH Finance Ltd. (India)	3,776,285

		7,176,031

	Trading Companies & Distributors 1.4%
275,918	Transcat, Inc.*	5,247,960

	Total Common Stocks (cost $312,096,657)	368,179,228

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.0%

	Repurchase Agreement 1.0%
$3,745,973	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $3,825,000 of United States Treasury Notes 2.625% due 12/31/25; value: $3,825,000; repurchase proceeds: $3,746,077 (cost $3,745,973)	$3,745,973

	Total Short-Term Investments (cost $3,745,973)	3,745,973

	Total Investments (cost $315,842,630) 100.1%§	371,925,201
	Liabilities less Other Assets (0.1%)	(363,118)

	NET ASSETS 100.0%	$371,562,083

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 8.24%.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2018, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.5
Canada	0.9
France	1.2
India	5.9
Israel	3.5
Japan	6.6
Korea	1.7
Sweden	1.2
United Kingdom	1.6
United States	75.9

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 91.1%

	Air Freight & Logistics 1.1%
570,000	Radiant Logistics, Inc.*	$2,422,500

	Alternative Carriers 2.1%
195,000	Gamma Communications plc (United Kingdom)	1,814,393
342,000	ORBCOMM, Inc.*	2,824,920

		4,639,313

	Apparel, Accessories & Luxury Goods 0.8%
95,000	Superior Group of Cos., Inc.	1,676,750

	Application Software 7.2%
30,000	Ebix, Inc.	1,276,800
39,000	Esker S.A. (France)	2,614,028
68,000	Everbridge, Inc.*	3,859,680
63,000	Globant S.A.* (Argentina)	3,548,160
76,375	Miroku Jyoho Service Co. Ltd. (Japan)	1,724,370
150,000	SharpSpring, Inc.*	1,909,500
260,000	Telenav, Inc.*	1,055,600

		15,988,138

	Asset Management & Custody Banks 2.3%
800,000	Fiducian Group Ltd. (Australia)	2,197,571
80,000	Hamilton Lane, Inc., Class A	2,960,000

		5,157,571

	Biotechnology 1.3%
175,000	Cytokinetics, Inc.*	1,106,000
156,000	Sangamo Therapeutics Inc.*	1,790,880

		2,896,880

	Building Products 0.8%
58,200	Patrick Industries, Inc.*	1,723,302

	Construction & Engineering 2.6%
352,000	Construction Partners, Inc., Class A*	3,108,160
44,000	NV5 Global, Inc.*	2,664,200

		5,772,360

	Consumer Electronics 1.3%
293,000	ZAGG, Inc.*	2,865,540

	Consumer Finance 0.8%
850,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	1,808,414

	Data Processing & Outsourced Services 2.2%
199,000	I3 Verticals, Inc., Class A*	4,795,900

	Diversified Banks 1.2%
1,000,000	City Union Bank Ltd. (India)	2,771,611

	Diversified Support Services 1.0%
1,550,000	Johnson Service Group plc (United Kingdom)	2,311,487

	Electronic Equipment & Instruments 1.6%
222,000	Napco Security Technologies, Inc.*	3,496,500

	Electronic Manufacturing Services 2.0%
86,000	Fabrinet*	4,412,660

	Financial Exchanges & Data 0.5%
350,000	Infront ASA (Norway)	1,072,688

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Distributors 1.5%
1,911,527	Ibnsina Pharma S.A.E.* (Egypt)	$1,088,642
100,000	PetIQ, Inc.*	2,347,000

		3,435,642

	Health Care Equipment 5.0%
80,000	AtriCure, Inc.*	2,448,000
486,000	IRIDEX Corp.*	2,284,200
183,000	Neuronetics, Inc.*	3,541,050
147,000	RA Medical Systems, Inc.*	1,168,650
36,000	Tactile Systems Technology, Inc.*	1,639,800

		11,081,700

	Health Care Facilities 1.3%
75,000	Ensign Group, Inc. (The)	2,909,250

	Health Care Services 2.5%
35,000	LHC Group, Inc.*	3,285,800
583,000	Viemed Healthcare, Inc.* (Canada)	2,233,438

		5,519,238

	Health Care Supplies 1.6%
101,000	OrthoPediatrics Corp.*	3,522,880

	Health Care Technology 3.7%
122,000	Nexus AG (Germany)	3,424,646
34,000	Omnicell, Inc.*	2,082,160
256,000	OptimizeRx Corp.*	2,808,320

		8,315,126

	Heavy Electrical Equipment 1.5%
136,000	TPI Composites, Inc.*	3,342,880

	Home Furnishing Retail 1.0%
67,215	Sleep Number Corp.*	2,132,732

	Home Furnishings 1.5%
142,000	Lovesac Co. (The)*	3,257,480

	Homebuilding 1.5%
75,000	LGI Homes, Inc.*	3,391,500

	Human Resource & Employment Services 1.8%
125,382	BG Staffing, Inc.	2,589,138
88,000	UT Group Co. Ltd.* (Japan)	1,510,708

		4,099,846

	Industrial Machinery 2.4%
24,000	John Bean Technologies Corp.	1,723,440
28,000	Kadant, Inc.	2,280,880
40,000	Sun Hydraulics Corp.	1,327,600

		5,331,920

	Industrial REITs 1.3%
235,000	Monmouth Real Estate Investment Corp.	2,914,000

	Insurance Brokers 1.4%
122,000	Goosehead Insurance, Inc., Class A*	3,207,380

	Integrated Telecommunication Services 1.5%
240,000	Ooma, Inc.*	3,331,200

	Internet Services & Infrastructure 0.9%
34,000	Tucows, Inc., Class A*	2,042,040

	IT Consulting & Other Services 2.1%
76,469	Endava plc, ADR* (United Kingdom)	1,853,609
170,000	Hackett Group, Inc. (The)	2,721,700

		4,575,309

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Mortgage REITs 1.5%
330,000	Arbor Realty Trust, Inc.	$3,323,100

	Oil & Gas Equipment & Services 1.0%
180,000	Solaris Oilfield Infrastructure, Inc.	2,176,200

	Oil & Gas Exploration & Production 1.1%
225,000	Magnolia Oil & Gas Corp.*	2,522,250

	Packaged Foods & Meats 3.1%
132,000	Freshpet, Inc.*	4,245,120
1,035,000	Yihai International Holding Ltd. (China)	2,529,838

		6,774,958

	Personal Products 1.0%
291,000	Sarantis S.A. (Greece)	2,327,224

	Pharmaceuticals 0.6%
109,000	Intra-Cellular Therapies, Inc.*	1,241,510

	Property & Casualty Insurance 1.3%
167,000	Kingstone Cos., Inc.	2,954,230

	Regional Banks 6.8%
170,463	Capital Bancorp, Inc.*	1,944,983
166,925	Esquire Financial Holdings, Inc.*	3,622,272
99,000	Investar Holding Corp.	2,455,200
77,000	People’s Utah Bancorp	2,321,550
127,000	SmartFinancial, Inc.*	2,320,290
71,713	Sound Financial Bancorp, Inc.	2,334,258

		14,998,553

	Research & Consulting Services 0.9%
179,000	IR Japan Holdings Ltd. (Japan)	1,950,718

	Restaurants 0.4%
62,384	Fiesta Restaurant Group, Inc.*	967,576

	Semiconductors 3.6%
106,000	Inphi Corp.*	3,407,900
163,000	MaxLinear, Inc., Class A*	2,868,800
111,000	Tower Semiconductor Ltd.* (Israel)	1,636,140

		7,912,840

	Specialized Consumer Services 0.8%
235,354	Select Interior Concepts, Inc.*	1,769,862

	Specialty Chemicals 1.1%
156,000	Ferro Corp.*	2,446,080

	Systems Software 0.8%
110,000	Minwise Co. Ltd. (Korea)	1,724,968

	Technology Hardware, Storage & Peripherals 1.4%
725,000	One Stop Systems, Inc.* ‡‡	1,406,500
425,000	USA Technologies, Inc.*	1,653,250

		3,059,750

	Thrifts & Mortgage Finance 2.2%
104,000	Axos Financial, Inc.*	2,618,720
340,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,231,824

		4,850,544

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trading Companies & Distributors 1.3%
140,000	Hardwoods Distribution, Inc. (Canada)	$1,127,014
32,000	SiteOne Landscape Supply, Inc.*	1,768,640

		2,895,654

	Water Utilities 0.9%
198,233	Global Water Resources, Inc.	2,010,083

	Total Common Stocks (cost $170,246,475)	202,127,837

	CONVERTIBLE PREFERRED STOCKS 0.8%

	Oil & Gas Refining & Marketing 0.8%
607,383	Vertex Energy, Inc., Pfd., 6.00% PIK, Series B*** †	1,840,371

	Total Convertible Preferred Stocks (cost $1,787,887)	1,840,371

	RIGHTS 0.2%

	Pharmaceuticals 0.2%
1	Acetylon Pharmaceuticals, Inc.* *** †	326,356
1	Acetylon Pharmaceuticals, Inc.* *** †	—

		326,356

	Total Rights (cost $0)	326,356

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals, LLC* *** †	20,211

	Total Limited Liability Company Membership Interest (cost $30,001)	20,211

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/2020* *** †	2,500

	Total Warrants (cost $95,000)	2,500

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 8.2%

	Repurchase Agreement 8.2%
$18,262,589	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $18,630,000 of United States Treasury Notes 2.625% due 12/31/25; value: $18,630,000; repurchase proceeds: $18,263,096 (cost $18,262,589)	$18,262,589

	Total Short-Term Investments (cost $18,262,589)	18,262,589

	Total Investments (cost $190,421,952) 100.3%§	222,579,864

	Liabilities less Other Assets (0.3%)	(727,198)

	NET ASSETS 100.0%	$221,852,666

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 3.12%.

ADR American Depositary Receipt.

PIK PIK Payment in kind.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2018, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.7
Australia	1.1
Canada	1.7
China	1.2
Egypt	0.5
France	1.3
Germany	1.7
Greece	1.1
India	1.4
Israel	0.8
Japan	2.5
Korea	0.9
Mexico	0.9
Norway	0.5
United Kingdom	4.0
United States	78.7

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Aerospace & Defense 3.8%
865,945	HEICO Corp., Class A	$54,554,535

	Air Freight & Logistics 1.9%
23,542,472	Aramex PJSC (United Arab Emirates)	27,496,074

	Airlines 0.8%
108,115	Allegiant Travel Co.	10,835,285

	Application Software 16.5%
798,693	DocuSign, Inc.*	32,011,615
535,993	Envestnet, Inc.*	26,365,496
582,389	Five9, Inc.*	25,462,047
541,728	Globant S.A.* (Argentina)	30,510,121
198,109	HubSpot, Inc.*	24,908,245
561,272	Paylocity Holding Corp.*	33,794,187
121,267	Ultimate Software Group, Inc. (The)*	29,694,650
543,859	Zendesk, Inc.*	31,745,050

		234,491,411

	Automotive Retail 2.8%
575,302	Monro, Inc.	39,552,013

	Biotechnology 8.2%
1,978,601	Abcam plc (United Kingdom)	27,488,976
180,350	Atara Biotherapeutics, Inc.*	6,265,359
452,531	Bellicum Pharmaceuticals, Inc.*	1,321,391
1,007,617	ChemoCentryx, Inc.*	10,993,101
959,581	Cytokinetics, Inc.*	6,064,552
216,813	Esperion Therapeutics, Inc.*	9,973,398
356,283	Exact Sciences Corp.*	22,481,457
369,654	Flexion Therapeutics, Inc.*	4,184,483
2,194,423	Inovio Pharmaceuticals, Inc.*	8,777,692
521,751	MacroGenics, Inc.*	6,626,238
1,122,837	Sangamo Therapeutics Inc.*	12,890,169

		117,066,816

	Building Products 2.1%
863,122	AAON, Inc.	30,261,057

	Data Processing & Outsourced Services 3.9%
547,879	Euronet Worldwide, Inc.*	56,091,852

	Diversified Support Services 4.8%
735,258	Copart, Inc.*	35,130,627
806,221	Healthcare Services Group, Inc.	32,393,960

		67,524,587

	General Merchandise Stores 2.4%
517,091	Ollie’s Bargain Outlet Holdings, Inc.*	34,391,722

	Health Care Distributors 0.8%
474,938	PetIQ, Inc.*	11,146,795

	Health Care Equipment 4.3%
515,899	Cantel Medical Corp.	38,408,680
279,565	Insulet Corp.*	22,175,096

		60,583,776

	Health Care Facilities 1.9%
689,417	Ensign Group, Inc. (The)	26,742,486

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Supplies 2.2%
551,036	Neogen Corp.*	$31,409,052

	Home Improvement Retail 1.1%
621,393	Floor & Decor Holdings, Inc., Class A*	16,094,079

	Homebuilding 1.2%
373,411	LGI Homes, Inc.*	16,885,645

	Industrial Machinery 7.7%
840,812	Barnes Group, Inc.	45,084,339
344,695	RBC Bearings, Inc.*	45,189,515
578,625	Sun Hydraulics Corp.	19,204,564

		109,478,418

	Insurance Brokers 0.9%
467,897	Goosehead Insurance, Inc., Class A*	12,301,012

	Internet & Direct Marketing Retail 1.0%
151,727	Wayfair, Inc., Class A*	13,667,568

	IT Consulting & Other Services 1.4%
379,880	InterXion Holding N.V.* (Netherlands)	20,574,301

	Life Sciences Tools & Services 4.8%
396,463	ICON plc* (Ireland)	51,226,984
310,595	Medpace Holdings, Inc.*	16,439,794

		67,666,778

	Managed Health Care 1.6%
377,917	HealthEquity, Inc.*	22,542,749

	Pharmaceuticals 0.6%
747,147	Intra-Cellular Therapies, Inc.*	8,510,004

	Regional Banks 5.6%
658,755	Eagle Bancorp, Inc.*	32,087,956
897,815	Metro Bank plc* (United Kingdom)	19,373,927
353,395	Pinnacle Financial Partners, Inc.	16,291,510
237,437	Texas Capital Bancshares, Inc.*	12,130,656

		79,884,049

	Restaurants 2.1%
651,584	Chuy’s Holdings, Inc.*	11,559,100
418,214	Shake Shack, Inc., Class A*	18,995,280

		30,554,380

	Semiconductors 2.5%
306,127	Monolithic Power Systems, Inc.	35,587,264

	Specialty Stores 3.6%
337,154	Five Below, Inc.*	34,497,597
585,918	National Vision Holdings, Inc.*	16,505,310

		51,002,907

	Systems Software 5.9%
276,260	CyberArk Software Ltd.* (Israel)	20,481,916
301,787	Proofpoint, Inc.*	25,292,769
772,171	Rapid7, Inc.*	24,060,848
264,821	Varonis Systems, Inc.*	14,009,031

		83,844,564

	Trading Companies & Distributors 1.4%
364,648	SiteOne Landscape Supply, Inc.*	20,154,095

	Trucking 1.5%
829,844	Knight-Swift Transportation Holdings, Inc.	20,804,189

	Total Common Stocks (cost $1,065,716,328)	1,411,699,463

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	PREFERRED STOCKS 0.7%

	Biotechnology 0.0%
677,966	Nanosys, Inc., Series D Pfd.* *** †	$128,813
161,519	Nanosys, Inc., Series E Pfd.* *** †	119,524

		248,337

	Systems Software 0.7%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	8,883,442

	Total Preferred Stocks (cost $10,184,941)	9,131,779

	SELLER’S NOTE 0.1%

	Oil & Gas Equipment & Services 0.1%
1,728,000	Drilling Info Holdings, Inc., Series B, 7.25% *** †	1,728,000

	Total Seller’s Note (cost $778,815)	1,728,000

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
1	Greenspring Global Partners II-B, L.P.* *** †	1,722,783
1	Greenspring Global Partners III-B, L.P.* *** †	1,017,869

		2,740,652

	Total Limited Partnership Interest (cost $2,436,142)	2,740,652

	Total Investments (cost $1,079,116,226) 100.3%	1,425,299,894
	Liabilities less Other Assets (0.3%)	(3,784,081)

	NET ASSETS 100.0%	$1,421,515,813

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

See Notes to Schedules of Investments.

At December 31, 2018, Wasatch Small Cap Growth Fund’s investments,, were in the following countries:

COUNTRY	%
Argentina	2.1
Ireland	3.6
Israel	1.4
Netherlands	1.5
United Arab Emirates	1.9
United Kingdom	3.3
United States	86.2

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.2%

	Aerospace & Defense 1.9%
120,497	HEICO Corp., Class A	$7,591,311

	Airlines 2.6%
34,227	Allegiant Travel Co.	3,430,230
88,297	Copa Holdings S.A., Class A	6,949,857

		10,380,087

	Application Software 1.4%
133,952	Ebix, Inc.	5,700,997

	Asset Management & Custody Banks 1.8%
188,246	Hamilton Lane, Inc., Class A	6,965,102

	Auto Parts & Equipment 3.9%
170,730	Dorman Products, Inc.*	15,369,115

	Automotive Retail 6.7%
438,695	Camping World Holdings, Inc., Class A	5,031,832
80,206	Lithia Motors, Inc., Class A	6,122,124
225,974	Monro, Inc.	15,535,712

		26,689,668

	Commercial Printing 2.1%
80,129	Cimpress N.V.*	8,286,941

	Commodity Chemicals 2.0%
409,461	Valvoline, Inc.	7,923,070

	Consumer Electronics 1.8%
738,575	ZAGG, Inc.*	7,223,264

	Consumer Finance 1.9%
19,739	Credit Acceptance Corp.*	7,535,561

	Data Processing & Outsourced Services 4.9%
190,788	Euronet Worldwide, Inc.*	19,532,875

	Diversified Banks 1.1%
1,532,526	City Union Bank Ltd. (India)	4,247,565

	Diversified Support Services 1.7%
138,444	Copart, Inc.*	6,614,854

	Electronic Manufacturing Services 3.1%
239,663	Fabrinet*	12,297,109

	Health Care Facilities 2.7%
281,574	Ensign Group, Inc. (The)	10,922,256

	Health Care REITs 1.2%
280,997	Sabra Health Care REIT, Inc.	4,630,831

	Health Care Services 2.2%
94,221	LHC Group, Inc.*	8,845,468

	Home Furnishing Retail 1.5%
191,941	Sleep Number Corp.*	6,090,288

	Home Furnishings 1.1%
196,732	Lovesac Co. (The)*	4,513,032

	Homebuilding 1.8%
156,001	LGI Homes, Inc.*	7,054,365

	Hotel & Resort REITs 2.3%
919,940	Summit Hotel Properties, Inc.	8,951,016

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery 6.9%
343,249	Altra Industrial Motion Corp.	$8,632,713
188,926	Kadant, Inc.	15,389,912
105,549	Sun Hydraulics Corp.	3,503,171

		27,525,796

	Industrial REITs 2.2%
693,595	Monmouth Real Estate Investment Corp.	8,600,578

	Internet & Direct Marketing Retail 2.0%
50,064	Stamps.com, Inc.*	7,791,961

	IT Consulting & Other Services 1.6%
407,750	Hackett Group, Inc. (The)	6,528,078

	Life Sciences Tools & Services 2.0%
62,939	ICON plc* (Ireland)	8,132,348

	Mortgage REITs 4.8%
1,247,643	Arbor Realty Trust, Inc.	12,563,765
960,352	MFA Financial, Inc.	6,415,151

		18,978,916

	Oil & Gas Equipment & Services 0.8%
212,508	Oil States International, Inc.*	3,034,614

	Oil & Gas Exploration & Production 1.2%
2,209,161	Gran Tierra Energy, Inc.* (Colombia)	4,793,879

	Personal Products 1.7%
108,578	Nu Skin Enterprises, Inc., Class A	6,659,089

	Property & Casualty Insurance 0.8%
388,948	Atlas Financial Holdings, Inc.*	3,146,589

	Regional Banks 12.4%
202,750	FB Financial Corp.	7,100,305
330,571	First of Long Island Corp. (The)	6,594,891
63,730	Metropolitan Bank Holding Corp.*	1,966,071
173,867	People’s Utah Bancorp	5,242,090
135,639	Prosperity Bancshares, Inc.	8,450,310
577,484	Republic First Bancorp, Inc.*	3,447,580
113,652	South State Corp.	6,813,437
196,467	Webster Financial Corp.	9,683,858

		49,298,542

	Semiconductors 1.0%
269,737	Tower Semiconductor Ltd.* (Israel)	3,975,923

	Specialized REITs 1.7%
248,633	National Storage Affiliates Trust	6,578,829

	Specialty Chemicals 2.9%
185,975	Innospec, Inc.	11,485,816

	Thrifts & Mortgage Finance 1.4%
227,754	Axos Financial, Inc.*	5,734,846

	Trucking 5.1%
619,272	Knight-Swift Transportation Holdings, Inc.	15,525,149
38,894	Old Dominion Freight Line, Inc.	4,803,020

		20,328,169

	Total Common Stocks (cost $358,366,682)	389,958,748

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.3%

	Repurchase Agreement 4.3%
$17,039,680	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $17,385,000 of United States Treasury Notes 2.625% due 12/31/25; value: $17,385,000; repurchase proceeds: $17,040,154 (cost $17,039,680)	$17,039,680

	Total Short-Term Investments (cost $17,039,680)	17,039,680

	Total Investments (cost $375,406,362) 102.5%	406,998,428
	Liabilities less Other Assets (2.5%)	(9,758,194)

	NET ASSETS 100.0%	$397,240,234

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2018, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Colombia	1.2
India	1.1
Ireland	2.1
Israel	1.0
Panama	1.8
United States	92.8

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.6%

	Application Software 15.5%
285,034	Box, Inc., Class A*	$4,811,374
80,458	DocuSign, Inc.*	3,224,757
67,431	Globant S.A.* (Argentina)	3,797,714
36,435	HubSpot, Inc.*	4,580,972
136,774	Instructure, Inc.*	5,130,393
124,775	Paylocity Holding Corp.*	7,512,703
20,003	Ultimate Software Group, Inc. (The)*	4,898,134
100,726	Zendesk, Inc.*	5,879,377

		39,835,424

	Automotive Retail 1.4%
51,130	Monro, Inc.	3,515,187

	Biotechnology 11.7%
29,148	Atara Biotherapeutics, Inc.*	1,012,602
110,271	Bellicum Pharmaceuticals, Inc.*	321,991
239,476	ChemoCentryx, Inc.*	2,612,683
282,852	Cytokinetics, Inc.*	1,787,625
45,161	Denali Therapeutics, Inc.*	933,026
68,424	Esperion Therapeutics, Inc.*	3,147,504
68,962	Exact Sciences Corp.*	4,351,502
84,468	Flexion Therapeutics, Inc.*	956,178
661,183	Inovio Pharmaceuticals, Inc.*	2,644,732
128,194	MacroGenics, Inc.*	1,628,064
723,569	MEI Pharma, Inc.*	1,910,222
517,210	Sangamo Therapeutics, Inc.*	5,937,571
35,320	Seattle Genetics, Inc.*	2,001,231
108,154	Selecta Biosciences, Inc.*	287,690
152,861	Unum Therapeutics, Inc.*	672,588

		30,205,209

	Building Products 3.4%
111,059	AAON, Inc.	3,893,729
82,898	Trex Co., Inc.*	4,920,825

		8,814,554

	Construction & Engineering 0.7%
30,645	NV5 Global, Inc.*	1,855,555

	Department Stores 1.3%
93,092	V-Mart Retail Ltd. (India)	3,460,198

	Diversified Banks 1.9%
1,793,023	City Union Bank Ltd. (India)	4,969,562

	Diversified Support Services 1.5%
94,457	Healthcare Services Group, Inc.	3,795,282

	Electronic Equipment & Instruments 1.2%
179,427	nLight, Inc.*	3,190,212

	Electronic Manufacturing Services 1.0%
21,825	IPG Photonics Corp.*	2,472,554

	General Merchandise Stores 0.9%
36,801	Ollie’s Bargain Outlet Holdings, Inc.*	2,447,634

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 9.8%
125,370	AtriCure, Inc.*	$3,836,322
170,071	CryoLife, Inc.*	4,826,615
69,282	Glaukos Corp.*	3,891,570
59,587	Insulet Corp.*	4,726,441
181,552	Oxford Immunotec Global plc*	2,320,235
148,951	Tandem Diabetes Care, Inc.*	5,655,669

		25,256,852

	Health Care Services 0.1%
19,821	Dr. Lal PathLabs Ltd. (India)	258,342

	Health Care Technology 2.5%
82,051	Inspire Medical Systems, Inc.*	3,466,655
34,090	Veeva Systems, Inc., Class A*	3,044,919

		6,511,574

	Heavy Electrical Equipment 1.8%
190,778	TPI Composites, Inc.*	4,689,323

	Home Improvement Retail 1.2%
115,224	Floor & Decor Holdings, Inc., Class A*	2,984,302

	Homebuilding 1.6%
89,675	LGI Homes, Inc.*	4,055,103

	Industrial Machinery 5.5%
87,978	Barnes Group, Inc.	4,717,380
244,870	Kornit Digital Ltd.* (Israel)	4,583,967
41,828	Proto Labs, Inc.*	4,717,780

		14,019,127

	Industrial REITs 1.9%
386,965	Monmouth Real Estate Investment Corp.	4,798,366

	Insurance Brokers 1.1%
109,620	Goosehead Insurance, Inc., Class A*	2,881,910

	Internet & Direct Marketing Retail 1.5%
41,674	Wayfair, Inc., Class A*	3,753,994

	Internet Services & Infrastructure 0.7%
18,989	Twilio, Inc., Class A*	1,695,718

	IT Consulting & Other Services 1.5%
72,277	InterXion Holding N.V.* (Netherlands)	3,914,522

	Managed Health Care 0.9%
41,032	HealthEquity, Inc.*	2,447,559

	Oil & Gas Equipment & Services 1.2%
23,468	Oil States International, Inc.*	335,123
224,464	Solaris Oilfield Infrastructure, Inc., Class A	2,713,770

		3,048,893

	Packaged Foods & Meats 2.1%
167,471	Freshpet, Inc.*	5,385,867

	Pharmaceuticals 1.8%
143,888	Aquestive Therapeutics, Inc.*	906,494
378,831	Cocrystal Pharma, Inc.*	1,363,792
197,023	Intra-Cellular Therapies, Inc.*	2,244,092

		4,514,378

	Regional Banks 7.2%
116,928	Bank OZK	2,669,466
110,478	Eagle Bancorp, Inc.*	5,381,383
106,499	Esquire Financial Holdings, Inc.*	2,311,028
163,269	Metro Bank plc* (United Kingdom)	3,523,178
55,358	Pinnacle Financial Partners, Inc.	2,552,004
327,859	Republic First Bancorp, Inc.*	1,957,318

		18,394,377

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Restaurants 1.6%
131,986	Chuy’s Holdings, Inc.*	$2,341,432
176,270	Habit Restaurants, Inc. (The), Class A*	1,850,835

		4,192,267

	Semiconductors 4.7%
52,844	Ambarella, Inc.*	1,848,483
113,027	Inphi Corp.*	3,633,818
47,969	Monolithic Power Systems, Inc.	5,576,396
12,733	NVE Corp.	1,114,647

		12,173,344

	Specialty Chemicals 1.0%
32,822	Balchem Corp.	2,571,604

	Specialty Stores 1.6%
40,067	Five Below, Inc.*	4,099,655

	Systems Software 2.9%
61,161	Proofpoint, Inc.*	5,125,903
128,626	Zuora, Inc., Class A*	2,333,276

		7,459,179

	Trucking 1.9%
197,409	Knight-Swift Transportation Holdings, Inc.	4,949,044

	Total Common Stocks (cost $239,491,507)	248,616,671

	PREFERRED STOCKS 0.0%

	Biotechnology 0.0%
169,492	Nanosys, Inc., Series D Pfd.* *** †	32,204
40,380	Nanosys, Inc., Series E Pfd.* *** †	29,881

		62,085

	Total Preferred Stocks (cost $546,237)	62,085

	SELLER’S NOTE 0.1%

	Oil & Gas Equipment & Services 0.1%
132,000	Drilling Info Holdings, Inc., Series B, 7.25%*** †	132,000

	Total Seller’s Note (cost $58,651)	132,000

	LIMITED PARTNERSHIP INTEREST 1.0%

	Asset Management & Custody Banks 1.0%
1	Greenspring Global Partners II-B, L.P.* *** †	1,550,499
1	Greenspring Global Partners III-B, L.P.* *** †	1,017,869

		2,568,368

	Total Limited Partnership Interest (cost $2,255,251)	2,568,368

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.2%

	Repurchase Agreement 1.2%
$2,961,289	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $3,025,000 of United States Treasury Notes 2.625% due 12/31/25; value: $3,025,000; repurchase proceeds: $2,961,372 (cost $2,961,289)	$2,961,289

	Total Short-Term Investments (cost $2,961,289)	2,961,289

	Total Investments (cost $245,312,935) 98.9%	254,340,413
	Other Assets less Liabilities 1.1%	2,789,666

	NET ASSETS 100.0%	$257,130,079

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note7).

See Notes to Schedules of Investments.

At December 31, 2018, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.5
India	3.5
Israel	1.8
Netherlands	1.6
United Kingdom	1.4
United States	90.2

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2018 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.4%
$29,000,000	U.S. Treasury Bond 3.00%, 8/15/48	$28,862,930
109,800,000	U.S. Treasury Bond, 2.25%, 8/15/46	93,840,399
18,000,000	U.S. Treasury Bond, 2.50%, 2/15/45	16,312,500
4,000,000	U.S. Treasury Bond, 3.125%, 8/15/44	4,083,281
11,000,000	U.S. Treasury Bond, 3.75%, 11/15/43	12,423,555
39,000,000	U.S. Treasury Strip, principal only, 8/15/40	20,514,000
81,000,000	U.S. Treasury Strip, principal only, 5/15/44	37,410,064
175,700,000	U.S. Treasury Strip, principal only, 8/15/45	78,022,466
	Total U.S. Government Obligations (cost $314,608,382)	291,469,195

	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
3,731,666	Repurchase Agreement dated 12/31/18, 0.50% due 1/2/19 with Fixed Income Clearing Corp. collateralized by $3,810,000 of United States Treasury Notes 2.625% due 12/31/25; value: $3,810,000; repurchase proceeds: $3,731,770 (cost $3,731,666)	3,731,666

	Total Short-Term Investments (cost $3,731,666)	3,731,666

	Total Investments (cost $318,340,048) 99.7%	295,200,861
	Other Assets less Liabilities 0.3%	776,240

	NET ASSETS 100.0%	$295,977,101

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedule of Investments	DECEMBER 31, 2018 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 15 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Value Fund (formerly Large Cap Value Fund), International Growth Fund, International Opportunities Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund, and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 11 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Value, International Growth, International Opportunities, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2018. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

SECURITIES AND OTHER INVESTMENTS (continued)

Short Sales – The Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – Certain funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

Options Transactions – The Equity Funds may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2018, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$146,124,0945	$195,631,122	$37,376,670	$342,938,583	$62,564,906

Gross appreciation	$551,954,655	$54,863,314	$7,305,172	$107,252,615	$5,045,726
Gross (depreciation)	(155,019,467)	(8,446,449)	(3,324,061)	(33,956,271)	(7,238,278)

Net appreciation	$396,935,188	$46,416,865	$3,981,111	$73,296,344	$(2,192,552)

	Global Opportunities Fund	Global Value Fund	International Growth Fund	International Opportunities Fund	Micro Cap Fund
Cost	$76,029,785	$165,391,111	$956,421,828	$364,307,715	$317,518,241

Gross appreciation	$29,544,405	$12,803,083	$255,119,428	$103,102,670	$97,342,849
Gross (depreciation)	(8,593,900)	(13,971,278)	(110,129,950)	(45,515,902)	(42,935,889)

Net appreciation	$20,950,505	$(1,168,195)	$144,989,478	$57,586,768	$54,406,960

	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund	Ultra Growth Fund	U.S. Treasury Fund
Cost	$191,115,494	$1,079,960,905	$375,959,679	$245,601,045	$318,340,048

Gross appreciation	$47,586,631	$474,332,322	$73,396,109	$39610237	$2,818,116
Gross (depreciation)	(16,122,261)	(128,993,333)	(42,357,361)	(30,870,870)	(25,957,303)

Net appreciation (depreciation)	$31,464,370	$345,338,989	$31,038,748	$8,739,367	$(23,139,187)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2018 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 12/31/2018	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/2018	Change in Unrealized Appreciation for the period ended 12/31/2018
	Balance 9/30/2018	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2018
Micro Cap Fund
IRIDEX Corp.	765,198	11,450	9,250	767,398	$—	$—	$(1,264,267)

Micro Cap Value Fund
IRIDEX Corp.	427,793	58,207	—	486,000	$—	$—	$(723,421)
One Stop Systems, Inc.	549,990	175,010	—	725,000	—	—	(1,151,894)

	977,783	233,217	—	1,211,000	$—	$—	$(1,875,315)

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2018, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Micro Cap Fund
Medallia, Inc.	Common Stock	10/19/18	$2,500,000	$2,500,000	0.67%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc.	Rights	12/21/16	$—	$326,356	0.15%
Acetylon Pharmaceuticals, Inc.	Rights	12/21/16	—	—	0.00%
Regenacy Pharmaceuticals, LLC	LLC Membership Interest	12/21/16	30,001	20,211	0.01%
Vertex Energy, Inc., Pfd., Series B	Convertible Preferred Stock	6/22/15 - 10/10/18	1,787,887	1,840,371	0.83%
Vertex Energy, Inc., expiring 12/24/2020	Warrants	6/22/15	95,000	2,500	0.00%
			$1,912,888	$2,189,438	0.99%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	$8,000,002	$8,883,442	0.62%
Drilling Info Holdings, Inc., Series B, 7.25%	Seller’s Note	8/03/18	778,815	1,728,000	0.12%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,840,061	1,722,783	0.12%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	596,081	1,017,869	0.07%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	2,000,000	128,813	0.01%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	119,524	0.01%
			$13,399,898	$13,600,431	0.95%

Ultra Growth Fund
Drilling Info Holdings, Inc.,	Seller’s Note	8/03/18	$58,651	$132,000	0.05%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,658,158	1,550,499	0.61%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	597,093	1,017,869	0.40%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,001	32,203	0.01%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	29,881	0.01%
			$2,860,138	$2,762,452	1.08%

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2018 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/18
Core Growth Fund
Assets
Common Stocks		$1,852,509,905	$—	$—	$1,852,509,905
Short-Term Investments		—	5,666,227	—	5,666,227

		$1,852,509,905	$5,666,227	$—	$1,858,176,132

Emerging India Fund
Assets
Common Stocks		$240,851,473	$—	$—	$240,851,473
Short-Term Investments		—	1,196,514	—	1,196,514

		$240,851,473	$1,196,514	$—	$242,047,987

Emerging Markets Select Fund
Assets
Common Stocks		$28,089,522	$11,588,994	$—	$39,678,516
Preferred Stocks		1,093,440	—	—	1,093,440
Short-Term Investments		—	585,825	—	585,825

		$29,182,962	$12,174,819	$—	$41,357,781

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Commodity Chemicals	$8,784,720	$6,030,711	$—	$14,815,431
	Consumer Finance	17,183,151	5,148,966	—	22,332,117
	Pharmaceuticals		3,515,665	16,624	3,532,289
	Semiconductors		28,991,857	—	28,991,857
	Other	241,234,733	99,648,994	—	340,883,727
Preferred Stocks			5,679,505	—	5,679,505

		$267,202,604	$149,015,698	$16,624	$416,234,926

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Consumer Finance	$5,461,655	$1,806,910	$—	$7,268,565
	Diversified Banks	7,078,781	3,868,528	—	10,947,309
	Food Retail	2,891,071	2,118,666	—	5,009,737
	Real Estate Operating Companies	871,217	2,472,764	—	3,343,981
	Other	23,214,498	9,054,051	—	32,268,549
Preferred Stocks		1,534,213	—	—	1,534,213
Other Assets less Liabilities		(1,569,296)	—	1,313,712	(255,584)

		$39,482,139	$19,320,919	$1,313,712	$60,116,770

Global Opportunities Fund
Assets
Common Stocks
	Consumer Finance	$4,190,983	$999,745	$—	$5,190,728
	Other	73,644,026	18,145,536	—	91,789,562

		$77,835,009	$19,145,281	$—	$96,980,290

International Growth Fund
Assets
Common Stocks
	Commodity Chemicals	$15,448,822	$11,826,330	$—	$27,275,152
	Other	528,593,663	506,511,446	—	1,035,105,109
Short-Term Investments		—	39,031,046	—	39,031,046

		$544,042,485	$557,368,822	$—	$1,101,411,307

Global Value Fund
Assets
Common Stocks		$119,938,994	$43,011,712	$—	$162,950,706
Short-Term Investments		—	1,272,210	—	1,272,210

		$119,938,994	$44,283,922	$—	$164,222,916

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/18
International Opportunities Fund
Assets
Common Stocks
	Application Software	$16,430,674	$25,627,154	$—	$42,057,828
	Food Retail	20,805,825	—	—	20,805,825
	Semiconductors	—	5,858,744	—	5,858,744
	Other	193,184,245	156,124,713	401,528	349,710,486
Short-Term Investments		—	3,461,600	—	3,461,600

		$230,420,744	$191,072,211	$401,528	$421,894,483

Micro Cap Fund
Assets
Common Stocks
	Semiconductors	$8,673,540	$1,454,277	$—	$10,127,817
	Other	326,383,514	29,167,897	2,500,000	358,051,411
Short-Term Investments		—	3,745,973	—	3,745,973

		$335,057,054	$34,368,147	$2,500,000	$371,925,201

Micro Cap Value Fund
Assets
Common Stocks		$195,217,074	$6,910,763	$—	$202,127,837
Convertible Preferred Stocks		—	—	1,840,371	1,840,371
Rights		—	—	326,356	326,356
Limited Liability Company Membership Interest		—	—	20,211	20,211
Warrants		—	—	2,500	2,500
Short-Term Investments		—	18,262,589	—	18,262,589

		$195,217,074	$25,173,352	$2,189,438	$222,579,864

Small Cap Growth Fund
Assets
Common Stocks		$1,411,699,463	$—	$—	$1,411,699,463
Preferred Stocks		—	—	9,131,779	9,131,779
Seller’s Note		—	—	1,728,000	1,728,000
Limited Partnership Interest[1]		—	—	—	2,740,652

		$1,411,699,463	$—	$10,859,779	$1,425,299,894

Small Cap Value Fund
Assets
Common Stocks		$389,958,748	$—	$—	$389,958,748
Short-Term Investments		—	17,039,680	—	17,039,680

		$389,958,748	$17,039,680	$—	$406,998,428

Ultra Growth Fund
Assets
Common Stocks		$248,616,671	$—	$—	$248,616,671
Preferred Stocks		—	—	62,085	62,085
Seller’s Note		—	—	132,000	132,000
Limited Partnership Interest[1]		—	—	—	2,568,368
Short-Term Investments		—	2,961,289	—	2,961,289

		$248,616,671	$2,961,289	$194,085	$254,340,413

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$291,469,195	$—	$291,469,195
Short-Term Investments		—	3,731,666	—	3,731,666

		$—	$295,200,861	$—	$295,200,861

[1]

Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments

Fund	Fair Value at 12/31/18	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Small Cap Growth Fund
Limited Partnership Interests[1]	$2,740,652	$—	—	—
Ultra Growth Fund
Limited Partnership Interests[1]	$2,568,368	$—	—	—

[1]

The fair values of these limited partnership interests have been estimated using the net asset value of the Fund’s Limited Partner’s Capital Account. These limited partnership interests can never be redeemed. Distributions from each limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnerships will be liquidated over the next one to five years

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model.

There were transfers of $10,632,125 in the Core Growth Fund and $42,754,388 in the Small Cap Growth Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for DocuSign Inc., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There was a transfer of $2,628,757 in Emerging India Fund out of level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for Aavas Financiers Ltd., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There were transfers of $401,528 in the International Opportunities Fund from Level 1 to Level 3.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2018:

Fund	Market Value Beginning Balance 9/30/2018	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2018	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2018
Core Growth Fund
Common Stocks	$10,632,125	$—	$—	$—	$—	$—	$—	$(10,632,125)	$—	$—
Preferred Stocks	—	—	—	—	—	—	—	—	—	—

	$10,632,125	$—	$—	$—	$—	$—	$—	$(10,632,125)	$—	$—

Emerging India Fund
Common Stocks	$2,628,758	$—	$—	$—	$—	$—	$—	$(2,628,758)	$—	$—

	$2,628,758	$—	$—	$—	$—	$—	$—	$(2,628,758)	$—	$—

Emerging Markets Small Cap Fund
Common Stocks	$16,628	$—	$—	$—	$—	$(5)	$—	$—	$16,623	$(5)

	$16,628	$—	$—	$—	$—	$(5)	$—	$—	$16,623	$(5)

Frontier Emerging Small Countries Fund
Common Stocks	$1,969,821	$—	$—	$—	$—	$(656,109)	$—	$—	$1,313,712	$(656,109)

	$1,969,821	$—	$—	$—	$—	$(656,109)	$—	$—	$1,313,712	$(656,109)

International Opportunities Fund
Common Stocks	$—	$—	$—	$—	$—	$—	$401,528	$—	$401,528	$—

	$—	$—	$—	$—	$—	$—	$401,528	$—	$401,528	$—

Micro Cap Fund
Common Stocks	$—	$2,500,000	$—	$—	$—	$—	$—	$—	$2,500,000	$—

	$—	$2,500,000	$—	$—	$—	$—	$—	$—	$2,500,000	$—

Micro Cap Value Fund
Convertible Preferred Stocks	$1,855,059	$27,829	$—	$—	$—	$(42,517)	$—	$—	$1,840,370	$(42,517)
Rights	326,356	—	—	—	—	—	—	—	326,356	$—
Limited Liability Company Membership Interest	44,465	—	—	—	—	(24,253)	—	—	20,211	(24,253)
Warrants	40,000	—	—	—	—	(37,500)	—	—	2,500	(37,500)

	$2,265,880	$27,829	$—	—	—	$(104,270)	$—	$—	$2,189,437	$(104,270)

Small Cap Growth Fund
Common Stocks	$42,754,388	$—	—	$—	$—	$—	$—	$(42,754,388)	$—	$—
Preferred Stocks	11,530,569	—	—	—	—	(2,398,790)	—	—	9,131,779	(2,398,790)
Sellers Note	1,728,000	—	—	119,664	—	(119,664)	—	—	1,728,000	(119,664)

	$56,012,957	$—	—	$119,664	$—	$(2,518,454)	$—	$(42,754,388)	$10,859,779	$(2,518,454)

Ultra Growth Fund
Preferred Stocks	$87,758	$—	$—	$—	$—	$(25,673)	$—	$—	$62,085	$(25,673)
Sellers Note	132,000	—	—	9,150	—	(9,150)	—	—	132,000	(9,150)

	$219,758	$—	$—	$9,150	—	$(34,823)	$—	$—	$194,085	$(34,823)

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2018 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/2018	Valuation Technique	Unobservable Input	Range (Average)
Frontier Emerging Small Countries Fund	Other Assets Less Liabilities: USD held in Zimbabwe	$1,313,712	Discount for lack of marketability of currency	Discount for lack of marketability of currency	60%

International Opportunities Fund	Common Stock: Restaurants	$401,528	Equity raise price	Equity raise price	0.50

Micro Cap Fund	Direct Venture Capital Investments: Internet Software & Services	$2,500,000	Cost	Cost	100%

Micro Cap Value Fund	Rights: Pharmaceuticals	$326,356	Probability of receipt	Probability of receipt	50%

Micro Cap Value Fund	Convertible Preferred: Oil & Gas Refining & Marketing	$1,840,371	Bond model with call option	Bond model with call option	100%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$248,337	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 14.0 (3.8) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$8,883,442	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.9 - 19.9 (9.2) 20%

Small Cap Growth Fund	Sellers Note: Oil & Gas Equipment & Services	$1,728,000	Par	Par	100%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$62,085	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.6 - 14.0 (3.8) 20%

Ultra Growth Fund	Sellers Note: Oil & Gas Equipment & Services	$132,000	Par	Par	100%

*	Enterprise-Value-To-Revenue Multiple (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ web site at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Eric S. Bergeson
Eric S. Bergeson
President (principal executive officer) of Wasatch Funds Trust

Date: March 01, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric S. Bergeson
Eric S. Bergeson
President (principal executive officer) of Wasatch Funds Trust

Date: March 01, 2019

By:	/s/ Michael K. Yeates
Michael K. Yeates
Treasurer (principal financial officer) of Wasatch Funds Trust
Date: March 01, 2019